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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Floating Rate Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING Short Term Bond Fund
ING Strategic Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 92.1%
		Aerospace & Defense: 1.9%
398,000		Data Device Corp. (DDC),1st Lien Term Loan, 7.500%, 06/15/18	$395,512	0.1
2,468,750		Delta Airlines, Inc.,New Term Loan, 5.500%, 04/20/17	2,500,214	0.9
1,500,000		Delta Airlines, Inc.,Term Loan B-1, 5.250%, 10/15/18	1,513,595	0.5
990,000		DigitalGlobe Inc.,Term Loan B, 5.750%, 10/07/18	994,537	0.4
			5,403,858	1.9
		Automotive: 3.3%
317,462	(1)	Avis Budget Car Rental, LLC,Term Loan C, 4.250%, 03/15/19	320,955	0.1
2,955,000		Chrysler Group LLC,Term Loan B, 6.000%, 05/24/17	3,023,934	1.1
750,000		FleetPride Corporation,First Lien Term Loan, 5.250%, 12/31/19	753,125	0.3
1,629,375		Fram Group Holdings Inc.,First Lien Term Loan, 6.500%, 07/28/17	1,634,467	0.6
498,690		Fram Group Holdings Inc.,Second Lien Term Loan, 10.500%, 01/29/18	476,249	0.2
1,400,000		Metaldyne, LLC,Term Loan B, 6.000%, 12/15/18	1,414,000	0.5
297,320		Schrader International,Lux Term Loan, 6.250%, 04/30/18	301,780	0.1
228,712		Schrader International,US Term Loan, 6.250%, 04/30/18	232,143	0.1
249,375		Transtar Holding Company,1st Lien Term Loan, 5.500%, 09/30/18	252,492	0.1
737,462		UCI International, Inc.,Term Loan B, 5.500%, 07/26/17	744,837	0.2
			9,153,982	3.3
		Beverage & Tobacco: 0.0%
93,812		Clement Pappas,$230mm Term Loan, 6.500%, 08/14/17	94,046	0.0

		Brokers, Dealers & Investment Houses: 0.8%
500,000		Nuveen Investments, Inc.,2nd Lien, 8.250%, 05/12/19	510,000	0.2
1,000,000		Nuveen Investments, Inc.,First-Lien Incremental Term Loan, 7.250%, 05/13/17	1,006,000	0.3
250,000		Nuveen Investments, Inc.,Term Loan B New Extended, 5.841%, 05/13/17	251,875	0.1
500,000		Nuveen Investments, Inc.,Term Loan Extended 2017, 5.811%, 05/12/17	503,437	0.2
			2,271,312	0.8
		Building & Development: 2.1%
1,699,394		Capital Automotive L.P.,Term Loan, 5.250%, 03/11/17	1,721,699	0.6
900,000	(1)	Custom Building Products, Inc.,Term Loan B, 12/14/19	900,000	0.3
833,000		NCI Building Systems, Inc.,Term Loan, 8.000%, 06/21/18	835,291	0.3
893,261		Roofing Supply Group,Term Loan B, 5.000%, 05/31/19	898,286	0.3
1,450,000		Wilsonart LLC,Term Loan B, 5.500%, 10/31/19	1,463,050	0.6
			5,818,326	2.1
		Business Equipment & Services: 11.4%
1,475,000		4L Holdings Inc.,Term Loan, 6.751%, 05/06/18	1,467,625	0.5
1,198,682		Acosta, Inc.,Term Loan D, 5.000%, 03/02/18	1,210,669	0.4
980,000		Advantage Sales & Marketing, Inc.,First Lien Term Loan, 5.250%, 12/18/17	989,494	0.4
500,000		Advantage Sales & Marketing, Inc.,Second Lien Term Loan, 9.250%, 06/18/18	501,875	0.2
500,000		AlixPartners LLP,Second Lien Term Loan, 10.750%, 12/15/19	506,562	0.2
1,990,000		AlixPartners LLP,Term Loan B-2, 6.500%, 06/15/19	2,015,687	0.7
1,635,481		Avaya Inc.,Term Loan B-3, 4.812%, 10/26/17	1,443,766	0.5
1,475,748		Catalent Pharma Solutions, Inc.,Incremental USD Term LoanB-2, 5.250%, 09/15/17	1,494,195	0.5
625,000		Corporate Executive Board,Term LoanB, 5.000%, 08/02/19	629,297	0.2
2,237,668		CorpSource Finance Holdings, LLC,1st Lien Term Loan, 6.628%, 04/28/17	2,215,292	0.8
613,882		CorpSource Finance Holdings, LLC,2nd Lien Term Loan, 10.500%, 04/29/18	566,306	0.2
825,000		First American Payment Systems,1st Lien Term Loan, 5.750%, 09/30/18	827,750	0.3

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Business Equipment & Services (continued)
375,000		First American Payment Systems,2nd Lien, 10.750%, 03/30/19	$373,125	0.1
1,500,000		First Data Corporation,Extended 2018 Dollar Term Loan, 4.211%, 03/23/18	1,431,979	0.5
500,000		Garda World Security Corp.,Term Loan B, 4.500%, 10/31/19	506,250	0.2
415,000		GCA Services,Term Loan B, 5.250%, 10/31/19	414,871	0.2
525,000		Genpact International, Inc.,Term Loan B, 4.250%, 08/31/19	530,906	0.2
3,234,841	(1)	Go Daddy Operating Company, LLC,1st Lien Term Loan, 5.500%, 12/17/18	3,244,277	1.2
1,483,750		Mercury Payment Systems LLC,Term Loan B Inc, 5.500%, 07/01/17	1,500,442	0.5
1,200,938		Property Data I, Inc.,Term Loan B, 7.000%, 12/21/16	1,203,190	0.4
500,000		SGS International,Term Loan, 5.000%, 10/15/19	501,250	0.2
364,490		Trans Union LLC,Term Loan, 5.500%, 02/15/19	370,109	0.1
500,000	(1)	Transfirst Holdings, Inc.,1st Lien Term Loan B, 12/31/17	501,250	0.2
323,536		U.S. Security Associates Holdings, Inc.,Delayed Draw Term Loan, 6.000%, 07/28/17	326,367	0.1
1,652,984		U.S. Security Associates Holdings, Inc.,New Term Loan, 6.000%, 07/28/17	1,667,448	0.6
112,046		Verifone, Inc.,Term Loan B, 4.250%, 12/31/18	112,256	0.1
2,249,750		Web.com Group, Inc.,1st Lien Term Loan, 5.500%, 10/27/17	2,270,842	0.8
2,487,500		West Corp,Term B-6 Facility, 5.750%, 06/30/18	2,523,258	0.9
365,000	(1)	WIS International,First Lien, 12/01/18	367,281	0.1
250,000		WIS International,Second Lien, 10.250%, 06/01/19	256,250	0.1
			31,969,869	11.4
		Cable & Satellite Television: 2.0%
699,636	(1)	Atlantic Broadband,Term LoanB, 4.500%, 12/31/19	707,216	0.3
481,598		RCN Cable,Term LoanB, 5.250%, 08/16/16	488,371	0.2
876,650		San Juan Cable LLC,’1st Lien, 6.000%, 06/09/17	883,225	0.3
650,000		WaveDivision Holdings LLC,Term LoanB, 5.500%, 09/28/19	657,711	0.2
2,885,500		Wideopenwest Finance, LLC,Term Loan, 6.250%, 07/05/18	2,923,147	1.0
			5,659,670	2.0
		Chemicals & Plastics: 5.4%
992,500		Ascend Performance Materials Operations LLC,Term Loan, 6.750%, 04/09/18	985,677	0.3
742,045	(1)	AZ Chem US Inc.,Term Loan B, 7.250%, 12/19/17	755,402	0.3
850,000		Chemtura Corporation,Term Loan, 5.500%, 08/27/16	864,167	0.3
325,000	(1)	Houghton International, Inc.,2nd Lien Term Loan, 12/20/20	323,375	0.1
250,000	(1)	Houghton International, Inc.,US 1st Lien Term Loan, 12/20/19	252,578	0.1
2,979,987		Ineos US Finance LLC,Cash Dollar Term Loan, 6.500%, 04/27/18	3,016,772	1.1
550,909		KLEOPATRA LUX 2 S.À. R.L,new Term Loan B, 5.750%, 12/21/16	558,140	0.2
1,683,782		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc),Term Loan C1B, 4.000%, 05/05/15	1,687,992	0.6
721,078		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc),Term Loan C2B, 4.063%, 05/05/15	722,881	0.3
346,500		PolyOne Corporation,Term Loan B, 5.000%, 11/17/17	350,182	0.1
754,721		Styron S.A.R.L.,Term Loan B, 8.000%, 08/02/17	739,862	0.3
3,752,639		Univar Inc.,Term Loan B, 5.000%, 06/30/17	3,751,595	1.3
1,151,300		Vantage Specialties Inc.,Term Loan B, 7.000%, 02/10/18	1,161,374	0.4
			15,169,997	5.4
		Clothing/Textiles: 0.6%
1,317,822		Targus Group, Inc.,New Senior Secured Term Loan, 11.002%, 05/16/16	1,324,411	0.5
44,317		Totes Isotoner Corporation,Delayed Draw 1st Ln Term Loan, 7.268%, 07/07/17	44,261	0.0
427,403		Totes Isotoner Corporation,First Ln Term Loan, 7.252%, 07/07/17	426,869	0.1
			1,795,541	0.6

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Conglomerates: 1.2%
1,952,463		Affinion Group, Inc.,First Lien Term Loan, 6.500%, 10/10/16	$1,791,035	0.6
725,000		Spectrum Brands, Inc.,$US Term Loan, 4.500%, 10/31/19	732,194	0.3
493,750		Waterpik,Term Loan, 6.753%, 08/10/17	493,750	0.2
399,000		WireCo WorldGroup, Inc.,Term Loan B, 6.000%, 02/15/17	404,985	0.1
			3,421,964	1.2
		Containers & Glass Products: 3.0%
300,000		Bway Holding Corporation,Term Loan B, 4.500%, 08/05/17	301,937	0.1
2,252,183		Husky Injection Molding Systems, Ltd,New Term Loan B, 5.750%, 06/30/18	2,285,966	0.8
586,846		Pro Mach, Inc,Term Loan, 5.000%, 07/06/17	594,182	0.2
3,574,613		Reynolds Group Holdings Inc,USD Term Loan, 4.750%, 09/26/18	3,623,560	1.3
897,750		TricorBraun,Term Loan, 5.503%, 04/30/18	904,858	0.3
836,455		Xerium Technologies, Inc.,USD First Lien Term Loan, 6.250%, 05/22/17	835,932	0.3
			8,546,435	3.0
		Drugs: 0.5%
975,000		Jazz Pharmaceuticals Inc.,Term Loan, 5.250%, 05/30/18	988,813	0.4
350,379		Prestige Brands,Term Loan B, 5.250%, 01/31/19	355,071	0.1
			1,343,884	0.5
		Ecological Services & Equipment: 0.6%
1,500,000		ADS Waste Holdings, Inc.,Term Loan, 5.250%, 10/01/19	1,520,625	0.5
297,750		WCA Waste Corporation,Term Loan B, 5.500%, 02/28/18	299,983	0.1
			1,820,608	0.6
		Electronics/Electrical: 7.1%
1,540,000		Attachmate Corporation,1st Lien Term Loan, 7.250%, 11/15/17	1,557,049	0.5
493,371		Blackboard Inc.,1st Lien Term Loan B-1, 7.500%, 10/04/18	499,274	0.2
500,000		Blackboard Inc.,2nd Lien Term Loan B, 11.500%, 10/01/19	480,312	0.2
1,980,038		Blackboard Inc.,Term B-2 Loan, 6.250%, 10/04/18	1,985,483	0.7
1,479,975		Epicor Software Corporation,Term Loan B, 5.000%, 05/16/18	1,492,925	0.5
1,985,000		Freescale Semiconductor, Inc.,Incremental Term Loan B-2, 6.000%, 02/28/19	1,975,075	0.7
624,907		Greeneden U.S. Holdings II, L.L.C.,1st Lien Term Loan, 6.750%, 01/31/18	633,500	0.2
468,750		Hyland Software, Inc.,1st Lien Term Loan, 5.500%, 10/24/19	470,728	0.2
538,994		Kronos Incorporated,First Lien Term Loan, 5.500%, 10/26/19	545,394	0.2
1,990,013		Lawson Software, Inc.,Term Loan B, 5.250%, 04/05/18	2,012,090	0.7
875,160		Open Link Financial, Inc.,Term Loan, 7.750%, 10/28/17	875,160	0.3
2,694,485	(1)	RedPrairie Corporation,1st Lien Term Loan, 12/14/18	2,694,967	1.0
500,000	(1)	RedPrairie Corporation,2nd Lien Term Loan, 12/14/19	506,041	0.2
500,000		Riverbed Technology, Inc.,Term Loan, 4.000%, 12/18/19	505,000	0.2
989,501		Sabre Inc.,Extended Term Loan, 5.962%, 09/30/17	993,918	0.3
498,750		Sabre Inc.,Incremental Term Loan, 7.250%, 12/27/17	506,647	0.2
734,913		Spansion LLC,Term Loan, 5.250%, 12/15/18	741,803	0.3
1,447,733		SS&C Technologies Inc.,Term Loan B-1, 5.000%, 06/01/19	1,464,473	0.5
149,765		SS&C Technologies Inc.,Term Loan B-2, 5.000%, 06/01/19	150,889	0.0
			20,090,728	7.1
		Equipment Leasing: 0.4%
250,000		Brock Holdings, Inc.,New 2nd Lien Term Loan, 10.000%, 03/16/18	251,875	0.1
756,196		Brock Holdings, Inc.,New Term Loan B, 6.006%, 03/16/17	760,922	0.3
			1,012,797	0.4
		Financial Intermediaries: 0.9%
185,684		BNY ConvergEx Group, LLC,Eze Borrower Term Loan, 5.250%, 12/19/16	180,926	0.1
409,127		BNY ConvergEx Group, LLC,Top Borrower Term Loan, 5.250%, 12/19/16	398,643	0.1
1,009,091		MIP Delaware, LLC,Term Loan, 5.500%, 07/12/18	1,019,182	0.4

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Financial Intermediaries (continued)
1,000,000		Residential Capital,A-1 Term Loan, 5.000%, 11/15/13	$1,006,250	0.3
			2,605,001	0.9
		Food Products: 1.2%
1,500,000		Advance Pierre Foods,1st Lien Term Loan B, 5.750%, 06/30/17	1,519,688	0.5
1,000,000		Advance Pierre Foods,2nd Lien Term Loan, 9.500%, 09/30/17	1,025,000	0.4
822,402		NPC International,Term Loan B, 4.500%, 12/28/18	830,626	0.3
			3,375,314	1.2
		Food Service: 1.7%
872,813		Burger King Corporation,Term Loan B, 3.750%, 09/24/19	879,904	0.3
500,000	(1)	Hearthside Food Solutions, LLC,Term Loan, 06/07/17	498,750	0.2
995,000		Landry’s Restaurants,Term Loan B, 6.500%, 04/30/18	1,007,438	0.4
1,700,000		OSI Restaurant Partners, Inc.,Term Loan, 4.800%, 10/31/19	1,718,948	0.6
548,625		P.F. Chang’s China Bistro, Inc.,Term LoanB, 5.250%, 06/30/19	554,797	0.2
			4,659,837	1.7
		Food/Drug Retailers: 0.9%
1,684,095		Roundys Supermarkets, Inc.,Term Loan B, 5.750%, 02/14/19	1,588,523	0.6
995,000		Supervalu,Real Estate Term Loan B, 8.000%, 08/15/18	1,012,206	0.3
			2,600,729	0.9
		Health Care: 7.1%
370,370	(1)	AssuraMed Holding, Inc.,First Lien Term Loan B, 10/30/19	374,421	0.1
115,385		AssuraMed Holding, Inc.,Second Lien Term Loan B, 9.250%, 03/30/20	116,719	0.0
2,238,750		Bausch & Lomb, Inc.,US Term Loan, 5.250%, 04/30/19	2,261,937	0.8
450,000		BSN Medical,Term Loan B1A, 5.000%, 08/28/19	453,375	0.2
525,000	(1)	CHG Medical Staffing, Inc.,1st lien Term Loan, 11/20/19	526,313	0.2
250,000	(1)	CHG Medical Staffing, Inc.,Second lien Term Loan, 11/20/20	251,563	0.1
676,681		ConvaTec,Dollar Term Loan, 5.000%, 12/22/16	686,831	0.2
1,455,668		DJO Finance LLC,Tranche B-3 Term Loan, 6.250%, 09/15/17	1,468,405	0.5
1,461,560	(1)	Drumm Corp.,Term Loan B, 5.000%, 05/04/18	1,377,520	0.5
1,417,398		Emergency Medical Services Corporation,Term Loan B, 5.250%, 05/25/18	1,429,801	0.5
1,080,750		Iasis Healthcare LLC,Term Loan B, 5.000%, 05/03/18	1,086,154	0.4
987,538		Immucor, Inc.,Term B-1, 5.750%, 08/17/18	1,001,116	0.3
797,178		inVentiv Health Inc.,Original Term Loan B, 6.500%, 08/04/16	767,284	0.3
146,643		inVentiv Health Inc.,Term B-3, 6.750%, 05/15/18	142,976	0.0
1,290,250		Kinetic Concepts, Inc.,Term Loan B-1, 7.000%, 04/20/18	1,307,588	0.5
748,111		Kinetic Concepts, Inc.,USD C-1, 5.500%, 05/04/18	757,462	0.3
1,745,625		Par Pharmaceutical Companies,Term Loan B, 5.000%, 09/30/19	1,747,989	0.6
1,019,700		Pharmaceutical Product Development, Inc.,Bank Term Loan B, 6.250%, 11/30/18	1,037,227	0.4
863,475		Press Ganey,1st Lien, 5.250%, 04/30/18	866,173	0.3
250,000		Press Ganey,2nd Lien, 8.250%, 08/31/18	251,875	0.1
744,375		Select Medical Corporation,Incremental Term Loan, 5.500%, 06/01/18	750,888	0.3
443,250		Surgical Care Affiliates LLC,Incremental Term Loan, 5.500%, 06/29/18	438,817	0.1
992,513		United Surgical Partners International, Inc.,New Tranche B, 6.000%, 04/01/19	1,004,092	0.4
			20,106,526	7.1
		Home Furnishings: 2.1%
3,000,000	(1)	AOT Bedding Super Holdings, LLC,Term Loan B, 5.000%, 10/01/19	3,008,541	1.1
245,138		Hillman Group (The), Inc.,First Lien Term Loan, 5.000%, 05/27/16	246,517	0.1
843,627		Monitronics International, Inc.,Term Loan B, 5.500%, 03/28/18	853,118	0.3
696,500		Protection One, Inc.,Term Loan B, 5.750%, 03/31/19	701,433	0.2

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Home Furnishings (continued)
1,000,000	(1)	Tempur-Pedic International, Inc.,Term Loan B, 12/31/19	$1,013,958	0.4
			5,823,567	2.1
		Industrial Equipment: 3.2%
457,483		Edwards (Cayman Islands II) Limited (aka BOC Edwards),New Term Loan, 5.500%, 05/31/16	458,627	0.2
2,533,650		Generac Power Systems, Inc.,Term Loan B, 6.250%, 05/30/18	2,599,102	0.9
1,500,000		Hamilton Sundstrand Industrial,Term Loan, 5.000%, 12/14/19	1,515,134	0.5
2,630,000		Schaeffler AG,Term Loan B2 USD, 6.000%, 01/31/17	2,662,875	0.9
1,866,422		Terex Corporation,Term Loan, 4.500%, 04/28/17	1,888,819	0.7
			9,124,557	3.2
		Insurance: 2.1%
2,000,000	(1)	Alliant Holdings, I, LLC,Term Loan B, 12/20/19	2,005,600	0.7
1,492,500		AmWINS Group, Inc.,1st Lien Term Loan, 5.750%, 06/01/19	1,501,828	0.5
825,000		AmWINS Group, Inc.,2nd Lien Term Loan, 9.250%, 12/01/19	835,313	0.3
431,738		Applied Systems Inc.,First Lien Incremental, 5.500%, 12/08/16	436,055	0.2
1,200,000	(1)	USI, Inc.,Term Loan B, 12/31/19	1,199,000	0.4
			5,977,796	2.1
		Leisure Good/Activities/Movies: 3.1%
1,464,950		24 Hour Fitness Worldwide, Inc,Term Loan B, 7.500%, 04/22/16	1,479,233	0.5
992,513		Delta2 Sarl Luxembourg (Formula One World Championship),Term Loan B, 6.000%, 04/30/19	1,008,641	0.4
825,000	(1)	Equinox Holdings, Inc.,First Lien Term Loan, 12/31/19	833,250	0.3
250,000	(1)	Equinox Holdings, Inc.,Second Lien Term Loan, 06/30/20	251,250	0.1
766,506		FGI Operating,Add-On Term Loan, 5.500%, 04/30/19	749,260	0.3
2,900,000		Getty Images, Inc,Term Loan B, 4.750%, 10/31/19	2,907,702	1.0
185,000		SRAM, LLC,Second Lien Term Loan, 8.500%, 12/07/18	187,775	0.1
350,000		Warner Music Group,1st Lien Term Loan, 5.250%, 11/01/18	354,521	0.1
918,375		Wilton Brands, Inc.,Term Loan, 7.500%, 08/31/18	927,559	0.3
			8,699,191	3.1
		Lodging & Casinos: 4.0%
1,919,000		Boyd Gaming Corporation,Incremental Term Loan, 6.000%, 12/17/15	1,942,987	0.7
2,432,288		Caesars Entertainment Operating Company, Inc.,Term Loan B6, 5.460%, 01/28/18	2,178,722	0.8
700,000		Caesars Octavius, LLC,Term Loan, 9.250%, 02/24/17	714,000	0.2
1,879,290		Cannery Casino Resorts, LLC,1st Lien Term Loan, 6.000%, 10/01/18	1,879,290	0.7
1,000,000		MGM Resorts International,Term Loan B, 4.250%, 12/20/19	1,012,188	0.4
1,506,225		NP Opco LLC,Term Loan B, 5.500%, 09/27/19	1,518,935	0.5
1,250,000	(1)	Peppermill Casinos, Inc.,Term Loan B, 10/31/19	1,221,875	0.4
738,542		Station Casinos LLC,Term Loan B-1, 3.212%, 06/17/16	723,772	0.3
			11,191,769	4.0
		Nonferrous Metals/Minerals: 0.7%
995,000		Constellium Holdco BV,Term Loan B, 9.250%, 04/30/18	999,975	0.3
1,028,828		Fairmount Minerals, Ltd.,Term Loan B, 5.250%, 03/15/17	1,027,175	0.4
			2,027,150	0.7
		Oil & Gas: 2.1%
479,250		Crestwood Holdings LLC,Term Loan B, 9.750%, 03/30/18	487,238	0.2
2,221,533		FTS International, Inc. (fka FracTech),Term Loan (HoldCo), 8.500%, 05/06/16	1,853,591	0.7
1,255,000		Plains Exploration & Production Company,Term Loan B, 4.000%, 11/30/19	1,260,752	0.4
350,000		Samson Investment Company,2nd Lien Term Loan, 6.000%, 09/28/18	353,719	0.1

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Oil & Gas (continued)
1,985,000		Tervita (fka CCS Inc.),Add-On Term Loan, 6.500%, 11/14/14	$1,986,653	0.7
			5,941,953	2.1
		Publishing: 1.0%
1,364,919		Cengage Learning, Inc.,Extended Term LoanB, 5.720%, 07/31/17	1,078,286	0.4
1,054,185		Cenveo Corporation,Term Loan B, 7.000%, 12/21/16	1,060,334	0.4
805,881		R.H. Donnelley Corporation,Term Loan, 9.000%, 10/24/14	559,416	0.2
			2,698,036	1.0
		Radio & Television: 3.6%
819,449		Barrington Broadcasting Group,Term Loan B, 7.588%, 06/30/17	827,644	0.3
2,476,399		Clear Channel Communications, Inc.,Term Loan B, 3.862%, 01/28/16	2,058,507	0.7
1,980,028		Cumulus Media Holdings Inc.,First Lien Term Loan B, 4.500%, 09/17/18	1,989,222	0.7
1,000,000		Cumulus Media Holdings Inc.,Second Lien Term Loan B, 7.500%, 02/11/19	1,032,500	0.4
449,433		Entercom Communications Corporation,B-1, 5.000%, 11/22/18	454,770	0.2
374,063		FoxCo Acquisition, LLC,Term Loan B, 5.500%, 07/31/17	379,829	0.1
867,568		Gray Television, Inc.,Term Loan B, 4.750%, 10/31/19	873,532	0.3
208,000	(1)	Nexstar Broadcasting, Inc.,Mission Term B Facility, 11/30/19	210,600	0.1
492,000	(1)	Nexstar Broadcasting, Inc.,Nexstar Term B Facility, 11/30/19	498,150	0.2
344,750		Raycom TV Broadcasting, LLC,Termm Loan B, 4.250%, 05/31/17	344,319	0.1
1,363,940		Univision Communications, Inc.,Extended Term Loan, 4.462%, 03/31/17	1,344,227	0.5
			10,013,300	3.6
		Retailers (Except Food & Drug): 8.9%
1,584,041		Academy Ltd.,Term Loan (2012 refi), 4.750%, 08/03/18	1,597,407	0.6
2,000,000		Bass Pro Group, LLC,Term Loan B, 4.000%, 11/20/19	2,004,166	0.7
4,100,000		BJs Wholesale Club,First Lien Term Loan, 5.750%, 09/25/19	4,162,234	1.5
1,363,364		BJs Wholesale Club,Second Lien Term Loan, 9.750%, 03/25/20	1,409,378	0.5
1,000,000		Guitar Center, Inc.,Extended Term Loan maturing 04/17, 5.560%, 04/10/17	970,000	0.3
1,496,250		Harbor Freight Tools USA, Inc.,Senior Secured Term Loan, 5.500%, 05/15/19	1,513,707	0.5
490,850		Leslies Poolmart, Inc.,Term Loan, 5.174%, 10/15/19	494,838	0.2
537,088		Lord & Taylor,Term Loan Facility, 5.750%, 01/09/18	542,879	0.2
800,000	(1)	Northern Tool & Equipment Company, Inc.,Term Loan, 12/10/19	804,000	0.3
965,696		Ollie’s Holdings, Inc.,Term Loan, 6.250%, 09/25/19	973,542	0.3
1,995,000		Party City Holdings Inc,Term Loan B, 5.750%, 07/27/19	2,019,315	0.7
919,355		Pep Boys,Term Loan B, 5.000%, 10/01/18	927,016	0.3
1,145,878		Savers,Term LoanB, 5.000%, 07/09/19	1,151,966	0.4
729,488		Sleepy’s Holdings, LLC,Term Loan, 7.250%, 03/19/19	734,047	0.3
800,000		Sportsman’s Warehouse, Inc.,Term Loan, 8.500%, 11/15/18	796,000	0.3
1,326,933		The Gymboree Corporation,Term Loan B, 5.000%, 02/23/18	1,226,749	0.4
1,715,562		Toys “R” Us, Inc.,Term Loan B-1, 6.000%, 09/01/16	1,669,609	0.6
344,750		Toys “R” Us, Inc.,Term Loan B-2, 5.250%, 05/25/18	327,943	0.1
497,500		Toys “R” Us, Inc.,Term LoanB-3, 5.250%, 05/25/18	473,247	0.2
1,241,056		Yankee Candle Company, Inc.,Term Loan B, 5.250%, 04/02/19	1,256,569	0.5
			25,054,612	8.9
		Steel: 0.7%
1,895,250		FMG Resources (August 2006) Pty Ltd,Term Loan, 5.250%, 10/16/17	1,914,350	0.7

		Surface Transport: 0.4%
1,240,625		Wabash National Corporation,Term Loan, 6.000%, 05/15/19	1,258,459	0.4

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Telecommunications: 6.1%
2,667,802		Asurion, LLC,1st Lien Term Loan, 5.500%, 05/24/18	$2,698,370	1.0
1,422,273		Asurion, LLC,Add-On 1st Lien Term Loan, 5.500%, 05/24/18	1,438,569	0.5
624,204		Asurion, LLC,Second Lien Term Loan, 9.000%, 05/24/19	644,491	0.2
2,031,084	(1)	Consolidated Communications, Inc.,Term Loan B-3, 12/31/18	2,033,623	0.7
2,246,774	(1)	Global Tel*Link Corporation,First Lien Term Loan, 6.000%, 12/15/17	2,259,412	0.8
250,000		Level 3 Financing, Inc,2019 Term Loan, 5.250%, 08/01/19	252,774	0.1
2,000,000		Level 3 Financing, Inc,Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	2,011,458	0.7
625,000		SBA Senior Finance II LLC,Incremental Term Loan, 3.750%, 09/25/19	628,906	0.2
1,492,500		Syniverse Holdings, Inc.,Term Loan B, 5.000%, 04/20/19	1,505,559	0.5
1,307,595	(1)	U.S. Telepacific Corp,First Lien Term Loan, 5.750%, 02/23/17	1,292,339	0.5
2,413,935		Zayo Group, LLC,Term Loan B, 5.250%, 07/02/19	2,442,902	0.9
			17,208,403	6.1
		Utilities: 2.0%
997,500		Calpine Corp,New Term Loan, 4.500%, 10/10/19	1,008,608	0.4
1,294,190		Dynegy Midwest Generation, LLC (CoalCo).,Term Loan, 9.250%, 08/04/16	1,349,193	0.5
836,860		Dynegy Power (GasCo),Term Loan, 9.250%, 08/04/16	877,208	0.3
763,088		EquiPower Resources Holdings, LLC,Term Loan, 5.500%, 12/21/18	771,195	0.3
1,787,818		Texas Competitive Electric Holdings Company LLC,Extended Term Loans, 4.746%, 10/10/17	1,203,905	0.4
481,940		Texas Competitive Electric Holdings Company LLC,Term Loans, 3.746%, 10/10/14	367,780	0.1
			5,577,889	2.0
		Total Loans
		(Cost $257,406,637)	259,431,456	92.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.0%
		Short-Term Investments: 13.0%
36,500,000		State Street Institutional Liquid Reserves Fund — Institutional Class
		(Cost $36,500,000)	$36,500,000	13.0

		Total Short-Term Investments
		(Cost $36,500,000)	36,500,000	13.0

		Total Investments (Cost $293,906,637)	$295,931,456	105.1
		Liabilities in Excess of Other Assets	(14,441,389)	(5.1)
		Net Assets	$281,490,067	100.0

	*

Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Unless otherwise indicated, principal amount is shown in USD.
	(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

		Cost for federal income tax purposes is $293,914,142.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$97,751,968
		Gross Unrealized Depreciation	(95,734,654)
		Net Unrealized Appreciation	$2,017,314

PORTFOLIO OF INVESTMENTS
ING Floating Rate Fund	as of December 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Loans	$—	$259,431,456	$—	$259,431,456
Short-Term Investments	36,500,000	—	—	36,500,000
Total Investments, at fair value	$36,500,000	$259,431,456	$—	$295,931,456
Other Financial Instruments+
Unfunded commitments	—	1,003	—	1,003
Total Assets	$36,500,000	$259,432,459	$—	$295,932,459

+                                         Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
961,078		Vendee Mortgage Trust, 3.750%, 10/15/41	$1,059,654	0.1
		Total Collateralized Mortgage Obligations
		(Cost $1,026,207)	1,059,654	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 100.0%
		Federal Home Loan Mortgage Corporation: 3.2%##
19,132,252	^	0.500%, due 07/15/36	419,036	0.1
1,405,933		5.000%, due 08/15/36	1,551,380	0.1
545,016		5.450%, due 03/01/37	588,625	0.1
145,732		5.450%, due 07/01/37	156,541	0.0
127,312		5.450%, due 12/01/37	137,499	0.0
165,520		5.450%, due 12/01/37	178,764	0.0
147,706		5.450%, due 05/01/38	159,442	0.0
2,104,126	^	5.500%, due 09/15/35	411,962	0.0
598,194		5.625%, due 12/01/36	653,741	0.1
64,312		5.625%, due 01/01/37	69,455	0.0
643,124		5.625%, due 01/01/37	706,134	0.1
106,609		5.625%, due 01/01/37	115,494	0.0
41,506		5.625%, due 02/01/37	45,772	0.0
563,544		5.625%, due 03/01/37	618,038	0.1
190,372		5.625%, due 03/01/37	205,595	0.0
83,631		5.625%, due 03/01/37	92,123	0.0
92,912		5.625%, due 04/01/37	100,295	0.0
179,249		5.625%, due 06/01/37	193,801	0.0
344,257		5.625%, due 07/01/37	375,888	0.0
228,954		5.625%, due 07/01/37	248,182	0.0
32,478		5.625%, due 12/01/37	35,792	0.0
496,793		5.625%, due 02/01/38	542,148	0.1
131,485		5.650%, due 02/01/37	142,376	0.0
380,711		5.650%, due 02/01/37	412,921	0.0
550,645		5.700%, due 06/01/37	593,422	0.1
160,762		5.700%, due 09/01/37	173,251	0.0
164,133		5.700%, due 12/01/37	177,858	0.0
157,398		5.700%, due 01/01/38	170,560	0.0
163,386		5.790%, due 12/01/37	177,284	0.0
843,905		6.000%, due 03/15/34	922,562	0.1
10,326,906		6.000%, due 04/15/36	12,076,145	1.0
3,781,456		6.000%, due 05/15/36	4,373,280	0.4
152,539		6.050%, due 04/01/38	166,450	0.0
679,313		6.090%, due 12/01/37	750,696	0.1
4,376		7.000%, due 11/01/14	4,550	0.0
40,359		7.500%, due 12/01/14	42,229	0.0
35,861		7.500%, due 01/01/30	43,744	0.0
942,213	^	7.750%, due 10/25/23	215,283	0.0
11,692		8.000%, due 01/01/30	11,890	0.0
23,629		9.500%, due 07/01/20	24,963	0.0
1,020,321		19.233%, due 03/15/35	1,557,544	0.1
777,176		21.208%, due 04/15/35	1,264,095	0.1
5,123,403		27.764%, due 04/15/32	7,144,055	0.6
			38,050,865	3.2
		Federal National Mortgage Association: 7.6%##
5,001,230		3.500%, due 06/25/41	5,231,254	0.4
3,457,000		3.500%, due 09/25/42	3,669,357	0.3
14,708,164		4.500%, due 09/01/41	15,971,259	1.3
27,796,083		4.500%, due 09/01/41	30,183,130	2.5
15,272,964		4.591%, due 11/25/33	15,724,692	1.3
1,679,798		5.000%, due 10/25/35	1,974,257	0.2
345,216		5.300%, due 09/01/36	377,346	0.0
136,027		5.300%, due 10/01/36	148,657	0.0
113,496		5.300%, due 10/01/36	123,820	0.0
612,976		5.300%, due 12/01/36	668,832	0.1
433,801		5.300%, due 12/01/36	475,007	0.1
238,485		5.300%, due 02/01/37	258,675	0.0
441,661		5.300%, due 04/01/37	481,906	0.1
346,699		5.300%, due 05/01/37	378,291	0.0
130,568		5.300%, due 06/01/37	141,621	0.0
721,114		5.300%, due 08/01/37	786,824	0.1
75,843		5.300%, due 10/01/37	82,514	0.0
353,907		5.500%, due 05/25/34	417,639	0.0
2,642,526		6.000%, due 10/25/37	3,149,666	0.3
656,772		6.000%, due 01/25/44	778,635	0.1
4,287		6.500%, due 06/01/14	4,445	0.0
229,070		6.500%, due 02/01/29	263,475	0.0
271,974		6.600%, due 07/01/27	308,197	0.0
117,880		6.600%, due 09/01/27	134,077	0.0
50,333		6.600%, due 11/01/27	57,248	0.0
40,916		6.600%, due 03/01/28	46,538	0.0
101,136		6.600%, due 06/01/28	115,425	0.0
6,347		7.000%, due 03/01/15	6,436	0.0
55,407		7.500%, due 05/01/28	59,501	0.0
1,895,087		8.000%, due 12/25/45	2,334,963	0.2
10,789		8.500%, due 08/01/15	10,841	0.0
14,534		8.500%, due 09/01/15	15,620	0.0
4,981,694		16.351%, due 05/25/35	6,524,692	0.6
			90,904,840	7.6
		Government National Mortgage Association: 89.2%
6,159,781	^	0.183%, due 02/16/48	113,719	0.0
55,875,661	^	0.250%, due 06/20/36	280,730	0.0
18,324,720		0.601%, due 07/20/41	18,430,435	1.5
14,496,588		0.611%, due 07/20/41	14,587,061	1.2
11,982,037		0.731%, due 04/20/40	12,107,812	1.0
79,639,788	^	0.845%, due 01/16/50	3,442,924	0.3
5,187,029		0.861%, due 04/20/40	5,264,095	0.4
19,601,828		0.861%, due 06/20/40	19,616,627	1.6
15,141,425		0.909%, due 01/16/40	15,399,169	1.3
1,930,240	^	1.000%, due 06/16/37	54,762	0.0
94,764,630	^	1.060%, due 01/16/51	4,394,369	0.4
4,016,688		1.131%, due 06/20/39	4,102,408	0.4
4,449,931		1.161%, due 09/20/38	4,556,803	0.4
14,756,143		1.251%, due 03/20/39	15,074,949	1.3
22,897,488	^	2.509%, due 10/16/52	2,279,962	0.2
64,700,000	W	3.000%, due 08/15/42	68,794,300	5.8
50,000,000		3.000%, due 01/15/43	53,171,880	4.4
87,900,000	W	3.500%, due 05/15/41	95,515,709	8.0
65,000,000		3.500%, due 10/20/41	70,641,798	5.9
390,886		4.000%, due 05/20/33	429,780	0.0
586,967		4.000%, due 08/15/33	652,209	0.1
510,424		4.000%, due 01/15/34	562,453	0.1
220,737		4.000%, due 03/15/34	242,362	0.0
618,269		4.000%, due 08/20/35	675,007	0.1
6,305,861	^	4.000%, due 04/20/38	732,577	0.1
3,038,615	^	4.000%, due 08/20/39	806,806	0.1
33,000,000	W	4.000%, due 01/15/40	36,202,033	3.0
1,600,777		4.000%, due 05/15/40	1,768,199	0.2
1,869,328		4.000%, due 09/20/40	1,990,649	0.2
2,215,096		4.000%, due 12/16/40	2,428,798	0.2
1,624,714		4.000%, due 12/20/40	1,753,205	0.2
5,246,063	^	4.000%, due 04/20/41	959,923	0.1
14,660,117		4.000%, due 07/20/41	16,237,477	1.4
2,965,766		4.000%, due 10/20/41	3,156,327	0.3
16,827,354		4.000%, due 02/20/42	18,338,709	1.5

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association (continued)
2,713,385	^	4.000%, due 03/20/42	$414,480	0.0
4,103,237		4.000%, due 04/20/42	4,421,591	0.4
1,614,357		4.000%, due 09/15/42	1,774,371	0.2
35,634,842		4.000%, due 09/20/42	38,835,399	3.3
4,965,491		4.000%, due 10/20/42	5,411,469	0.5
10,966,987		4.000%, due 11/20/42	11,951,992	1.0
14,896,711	^	4.500%, due 08/20/33	614,647	0.1
754,712		4.500%, due 10/20/33	830,247	0.1
353,069		4.500%, due 01/20/34	388,313	0.0
861,638		4.500%, due 01/20/34	947,649	0.1
779,420		4.500%, due 03/20/34	860,562	0.1
289,960		4.500%, due 05/20/34	318,905	0.0
346,050		4.500%, due 06/20/34	380,593	0.0
2,596,023	^	4.500%, due 02/20/35	162,445	0.0
791,016		4.500%, due 10/20/35	869,836	0.1
1,945,349	^	4.500%, due 02/20/36	170,482	0.0
653,819	^	4.500%, due 12/20/37	92,258	0.0
4,241,267	^	4.500%, due 02/20/38	232,276	0.0
350,306		4.500%, due 05/20/38	373,639	0.0
2,432,021		4.500%, due 07/20/38	2,663,452	0.2
847,604		4.500%, due 07/20/38	928,263	0.1
396,738		4.500%, due 07/20/38	423,163	0.0
3,754,609	^	4.500%, due 04/20/39	627,434	0.1
4,761,000		4.500%, due 05/20/39	5,459,148	0.5
311,014		4.500%, due 06/20/39	331,729	0.0
3,592,763		4.500%, due 10/15/39	3,994,857	0.3
3,327,270		4.500%, due 11/15/39	3,699,650	0.3
2,884,998		4.500%, due 11/15/39	3,207,881	0.3
830,818		4.500%, due 12/15/39	923,801	0.1
4,153,778		4.500%, due 08/20/40	4,504,876	0.4
15,957,856		4.500%, due 09/20/41	17,609,178	1.5
1,068,459		4.500%, due 11/15/41	1,170,342	0.1
2,024,643		4.546%, due 07/20/62	2,348,654	0.2
1,322,357		4.639%, due 08/20/42	1,542,002	0.1
12,377,686		4.660%, due 09/20/61	14,606,950	1.2
2,157,561		4.850%, due 05/20/40	2,379,477	0.2
4,417,930		4.861%, due 06/20/61	5,051,412	0.4
214,089		5.000%, due 05/15/18	230,387	0.0
646,788		5.000%, due 02/15/23	707,283	0.1
345,411		5.000%, due 02/15/24	379,531	0.0
312,244		5.000%, due 02/15/24	342,112	0.0
523,970		5.000%, due 02/15/24	574,582	0.1
680,374		5.000%, due 02/15/24	746,094	0.1
339,389		5.000%, due 03/15/24	370,794	0.0
1,310,830		5.000%, due 03/15/24	1,437,448	0.1
555,256		5.000%, due 03/15/24	610,972	0.1
690,092		5.000%, due 03/15/24	756,751	0.1
273,306		5.000%, due 03/15/24	297,654	0.0
210,885		5.000%, due 03/20/24	230,409	0.0
910,851		5.000%, due 04/15/24	998,834	0.1
543,077		5.000%, due 04/15/29	603,433	0.1
373,791		5.000%, due 04/15/30	416,582	0.0
5,357,124		5.000%, due 04/20/30	5,784,247	0.5
604,707		5.000%, due 10/15/30	673,707	0.1
443,163		5.000%, due 07/15/33	493,730	0.0
734,400		5.000%, due 10/20/33	801,634	0.1
265,110		5.000%, due 12/20/33	289,380	0.0
525,689		5.000%, due 12/20/33	573,815	0.1
207,693		5.000%, due 12/20/33	226,708	0.0
144,881		5.000%, due 02/20/34	158,201	0.0
319,295		5.000%, due 03/15/34	350,988	0.0
983,472		5.000%, due 04/15/34	1,085,395	0.1
286,951		5.000%, due 04/15/34	320,546	0.0
292,765		5.000%, due 04/20/34	319,681	0.0
163,366		5.000%, due 06/20/34	178,385	0.0
216,328		5.000%, due 07/20/34	236,217	0.0
4,960,008		5.000%, due 10/20/34	5,891,043	0.5
732,608		5.000%, due 12/20/34	799,962	0.1
146,603		5.000%, due 12/20/34	160,082	0.0
268,955		5.000%, due 01/15/35	296,156	0.0
752,891		5.000%, due 03/15/35	827,624	0.1
193,002		5.000%, due 03/15/35	211,556	0.0
2,795,531		5.000%, due 03/20/35	3,261,215	0.3
418,841		5.000%, due 04/15/35	466,633	0.0
265,105		5.000%, due 04/15/35	290,592	0.0
1,028,146		5.000%, due 04/15/35	1,126,774	0.1
190,795		5.000%, due 04/15/35	208,526	0.0
15,698,554	^	5.000%, due 05/20/35	749,248	0.1
473,972		5.000%, due 05/20/35	522,722	0.1
97,709		5.000%, due 06/15/35	106,795	0.0
1,010,543	^	5.000%, due 09/16/35	73,928	0.0
1,286,890		5.000%, due 10/20/35	1,517,326	0.1
2,473,547		5.000%, due 11/20/35	2,724,872	0.2
327,671		5.000%, due 12/15/35	358,026	0.0
1,469,732		5.000%, due 04/20/36	1,617,227	0.1
244,948		5.000%, due 05/20/37	267,253	0.0
328,634		5.000%, due 09/20/37	346,601	0.0
852,251		5.000%, due 12/20/37	929,860	0.1
322,835		5.000%, due 12/20/37	352,233	0.0
471,623		5.000%, due 01/20/38	514,518	0.1
6,096,037	^	5.000%, due 01/20/38	914,456	0.1
800,250		5.000%, due 01/20/38	873,036	0.1
176,127		5.000%, due 02/15/38	192,178	0.0
316,760		5.000%, due 05/20/38	333,008	0.0
1,267,491		5.000%, due 06/20/38	1,332,504	0.1
823,039		5.000%, due 06/20/38	872,971	0.1
500,864		5.000%, due 06/20/38	531,250	0.1
390,018		5.000%, due 08/20/38	410,023	0.0
1,020,805		5.000%, due 10/20/38	1,073,164	0.1
708,779		5.000%, due 11/20/38	745,134	0.1
1,152,397		5.000%, due 12/20/38	1,211,507	0.1
3,226,409		5.000%, due 01/20/39	3,391,899	0.3
789,862		5.000%, due 02/15/39	876,065	0.1
769,121		5.000%, due 03/15/39	866,135	0.1
1,029,000		5.000%, due 05/20/39	1,204,422	0.1
3,134,174	^	5.000%, due 07/16/39	532,800	0.1
309,802		5.000%, due 07/20/39	325,692	0.0
1,696,553		5.000%, due 10/20/39	1,874,233	0.2
806,501		5.000%, due 11/15/39	900,921	0.1
2,121,592		5.000%, due 11/15/39	2,369,975	0.2
4,152,080		5.000%, due 11/15/39	4,638,179	0.4
2,482,739		5.000%, due 12/20/39	2,742,756	0.2
3,902,270		5.000%, due 12/20/39	4,405,463	0.4
12,090,051	^	5.000%, due 03/20/40	2,228,020	0.2
1,229,415		5.000%, due 04/15/40	1,348,375	0.1
36,756,168		5.000%, due 05/20/40	43,197,833	3.6
2,976,777		5.000%, due 09/15/40	3,275,046	0.3
1,947,965		5.000%, due 09/15/40	2,143,148	0.2
1,629,043	^	5.000%, due 05/20/41	340,818	0.0
5,468,264		5.000%, due 07/20/41	6,061,325	0.5
514,554		5.100%, due 04/20/32	569,585	0.1
8,100,000		5.250%, due 01/20/38	9,496,472	0.8
6,417,620		5.358%, due 02/20/38	7,268,443	0.6
1,926,240		5.462%, due 04/16/39	2,139,050	0.2
20,089,185	^	5.469%, due 04/20/40	3,128,726	0.3
13,794,109		5.473%, due 01/20/60	15,859,012	1.3
365,558		5.490%, due 02/15/37	398,874	0.0
289,703		5.490%, due 03/15/37	316,105	0.0
309,348		5.500%, due 08/20/24	340,392	0.0
8,302		5.500%, due 04/20/29	9,135	0.0
190,142		5.500%, due 12/20/32	210,175	0.0
1,100,792		5.500%, due 01/16/33	1,320,209	0.1
2,122,824		5.500%, due 01/17/33	2,526,506	0.2
3,464,940		5.500%, due 02/20/33	3,929,280	0.3
215,143		5.500%, due 06/15/33	237,743	0.0
607,032		5.500%, due 08/20/33	670,986	0.1
1,653,699		5.500%, due 10/20/33	1,925,330	0.2
91,916		5.500%, due 11/20/33	100,731	0.0
1,188,166	^	5.500%, due 11/20/33	55,178	0.0
196,773		5.500%, due 12/20/33	218,301	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association (continued)
4,234,752		5.500%, due 03/16/34	$5,146,647	0.4
361,890		5.500%, due 03/20/34	396,727	0.0
548,167		5.500%, due 04/15/34	618,938	0.1
76,395		5.500%, due 04/20/34	84,443	0.0
134,470		5.500%, due 04/20/34	147,415	0.0
1,142,822		5.500%, due 04/20/34	1,271,326	0.1
314,616		5.500%, due 04/20/34	383,333	0.0
2,068,369		5.500%, due 04/20/34	2,267,479	0.2
358,542		5.500%, due 06/15/34	398,893	0.0
598,932		5.500%, due 06/20/34	661,564	0.1
222,737		5.500%, due 06/20/34	244,178	0.0
455,454		5.500%, due 07/20/34	503,368	0.1
149,555		5.500%, due 07/20/34	165,499	0.0
311,768		5.500%, due 08/20/34	341,780	0.0
310,612		5.500%, due 09/15/34	341,785	0.0
1,277,243		5.500%, due 09/15/34	1,409,412	0.1
457,734		5.500%, due 09/15/34	509,248	0.1
168,425		5.500%, due 10/15/34	190,169	0.0
99,920		5.500%, due 12/15/34	109,971	0.0
436,865		5.500%, due 01/15/35	486,031	0.0
640,696		5.500%, due 01/15/35	706,995	0.1
263,689		5.500%, due 01/20/35	289,160	0.0
891,627		5.500%, due 03/15/35	985,286	0.1
322,150		5.500%, due 03/15/35	354,594	0.0
478,543		5.500%, due 03/15/35	532,399	0.1
154,661		5.500%, due 04/15/35	170,241	0.0
507,703		5.500%, due 04/15/35	564,842	0.1
548,492		5.500%, due 04/15/35	604,925	0.1
246,180		5.500%, due 05/15/35	270,975	0.0
1,106,689		5.500%, due 05/15/35	1,231,239	0.1
1,205,758		5.500%, due 05/15/35	1,329,399	0.1
596,443		5.500%, due 05/20/35	658,256	0.1
654,361		5.500%, due 06/15/35	728,005	0.1
292,674		5.500%, due 06/20/35	327,049	0.0
2,281,214		5.500%, due 07/15/35	2,522,264	0.2
1,766,305		5.500%, due 08/15/35	1,947,427	0.2
55,532		5.500%, due 08/20/35	61,244	0.0
683,453		5.500%, due 09/20/35	753,857	0.1
9,579,112		5.500%, due 12/16/35	11,652,372	1.0
2,473,423		5.500%, due 02/20/36	3,044,531	0.3
193,886		5.500%, due 04/15/36	213,175	0.0
396,845		5.500%, due 06/20/36	436,670	0.0
1,250,000		5.500%, due 08/16/36	1,510,666	0.1
99,591		5.500%, due 11/15/36	109,429	0.0
3,983,376		5.500%, due 10/20/37	4,651,516	0.4
5,542,487		5.500%, due 11/20/37	6,405,968	0.5
272,791		5.500%, due 06/20/38	288,531	0.0
239,386		5.500%, due 08/20/38	253,199	0.0
532,849		5.500%, due 09/20/38	563,593	0.1
77,725		5.500%, due 10/20/38	82,209	0.0
977,531		5.500%, due 11/20/38	1,033,933	0.1
87,773		5.500%, due 12/20/38	92,838	0.0
326,693		5.500%, due 01/15/39	360,295	0.0
14,031,256		5.500%, due 01/15/39	16,345,959	1.4
268,691		5.500%, due 01/20/39	284,195	0.0
2,375,820		5.500%, due 03/20/39	2,512,902	0.2
201,077		5.500%, due 06/20/39	212,679	0.0
2,390,467		5.500%, due 09/16/39	2,951,713	0.3
859,602		5.500%, due 09/15/40	945,330	0.1
1,321,210	^	5.500%, due 09/16/40	208,119	0.0
425,675		5.600%, due 12/20/36	468,328	0.0
187,229		5.600%, due 12/20/36	205,784	0.0
176,536		5.600%, due 01/20/37	194,252	0.0
113,603		5.600%, due 01/20/37	124,862	0.0
108,864		5.600%, due 03/20/37	119,653	0.0
246,923		5.600%, due 04/20/37	271,395	0.0
85,946		5.600%, due 07/20/37	94,357	0.0
31,425		5.600%, due 10/20/37	34,500	0.0
93,510		5.600%, due 01/20/38	102,660	0.0
80,135		5.600%, due 02/20/38	87,977	0.0
108,091		5.600%, due 02/20/38	118,668	0.0
179,402		5.650%, due 12/15/37	196,901	0.0
631,669		5.700%, due 07/15/36	693,284	0.1
454,394		5.700%, due 10/15/36	498,717	0.0
52,865		5.700%, due 08/15/37	58,021	0.0
166,514		5.750%, due 12/20/27	184,369	0.0
90,212		5.750%, due 02/20/28	99,885	0.0
63,467		5.750%, due 03/20/28	67,873	0.0
110,658		5.750%, due 03/20/28	122,524	0.0
173,262		5.750%, due 04/20/28	191,949	0.0
119,550		5.750%, due 07/20/28	130,651	0.0
56,492		5.750%, due 01/20/29	62,496	0.0
98,098		5.750%, due 04/20/29	108,617	0.0
372,933		5.750%, due 07/20/29	412,573	0.0
103,340		5.750%, due 04/15/37	113,420	0.0
1,071,873		5.750%, due 05/15/37	1,193,007	0.1
51,752		5.750%, due 05/15/37	56,799	0.0
166,669		5.750%, due 08/15/37	182,926	0.0
305,286		5.750%, due 05/15/38	335,065	0.0
10,800,000		5.750%, due 07/20/38	12,123,832	1.0
1,028,036		5.800%, due 07/15/37	1,145,652	0.1
1,058,347		5.800%, due 09/15/37	1,200,721	0.1
77,582		5.800%, due 09/15/37	85,150	0.0
907,795		5.800%, due 09/15/37	996,343	0.1
101,693		5.800%, due 11/15/37	111,612	0.0
271,135		5.800%, due 07/15/38	297,582	0.0
158,847		5.800%, due 07/15/38	174,342	0.0
7,517,475	^	5.839%, due 12/20/40	1,295,758	0.1
41,924		5.875%, due 05/15/37	46,014	0.0
9,134,068	^	5.889%, due 05/20/32	915,855	0.1
5,439,955		5.950%, due 02/15/44	5,876,307	0.5
1,780,333		5.970%, due 11/15/31	1,895,909	0.2
231,557		6.000%, due 01/20/24	252,619	0.0
352,752		6.000%, due 10/15/25	399,855	0.0
789,558		6.000%, due 04/15/26	885,981	0.1
240,307		6.000%, due 10/20/27	269,841	0.0
247,452		6.000%, due 07/15/28	277,671	0.0
53,634		6.000%, due 07/15/28	60,787	0.0
229,929		6.000%, due 08/15/28	260,596	0.0
67,893		6.000%, due 09/15/28	76,949	0.0
221,944		6.000%, due 09/15/28	249,396	0.0
131,853		6.000%, due 02/15/29	148,061	0.0
38,873		6.000%, due 04/15/29	43,984	0.0
825,124		6.000%, due 07/15/32	933,626	0.1
54,592		6.000%, due 08/15/32	61,566	0.0
186,703		6.000%, due 09/15/32	210,311	0.0
723,152		6.000%, due 11/15/32	815,534	0.1
548,705		6.000%, due 12/15/32	621,973	0.1
2,535,247		6.000%, due 01/15/33	2,873,778	0.2
742,248		6.000%, due 01/15/33	838,461	0.1
2,167,592		6.000%, due 01/15/33	2,457,030	0.2
147,623		6.000%, due 02/15/33	166,282	0.0
515,031		6.000%, due 03/15/33	583,804	0.1
144,267		6.000%, due 04/15/33	162,336	0.0
487,468		6.000%, due 05/15/33	550,960	0.1
259,946		6.000%, due 05/15/33	293,804	0.0
262,040		6.000%, due 09/15/33	296,170	0.0
857,060		6.000%, due 09/15/33	968,156	0.1
75,244		6.000%, due 09/15/33	84,669	0.0
109,300		6.000%, due 09/15/33	122,989	0.0
270,880		6.000%, due 10/15/33	305,485	0.0
241,448		6.000%, due 10/15/33	273,689	0.0
176,257		6.000%, due 10/15/33	198,575	0.0
185,796		6.000%, due 10/15/33	210,606	0.0
923,422		6.000%, due 12/15/33	1,041,388	0.1
1,713,700		6.000%, due 12/16/33	1,993,045	0.2
363,962		6.000%, due 01/15/34	412,562	0.0
1,689,766	^	6.000%, due 01/20/34	377,697	0.0
178,857		6.000%, due 01/20/34	200,794	0.0
362,731		6.000%, due 02/20/34	407,222	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association (continued)
191,511		6.000%, due 03/20/34	$215,001	0.0
816,611		6.000%, due 03/20/34	916,772	0.1
281,318		6.000%, due 03/20/34	315,823	0.0
1,688,249		6.000%, due 03/20/34	2,105,853	0.2
126,841		6.000%, due 04/20/34	142,398	0.0
293,548		6.000%, due 05/20/34	329,553	0.0
357,806		6.000%, due 05/20/34	401,693	0.0
300,785		6.000%, due 06/20/34	337,678	0.0
37,887		6.000%, due 06/20/34	42,533	0.0
232,530		6.000%, due 07/20/34	261,051	0.0
5,140,953		6.000%, due 07/20/34	5,771,512	0.5
696,558		6.000%, due 08/20/34	781,994	0.1
442,403		6.000%, due 10/15/34	501,477	0.1
418,374		6.000%, due 10/20/34	470,644	0.0
71,004		6.000%, due 10/20/34	79,712	0.0
200,031		6.000%, due 10/20/34	224,565	0.0
90,472		6.000%, due 10/20/34	101,569	0.0
482,277		6.000%, due 10/20/34	541,431	0.1
64,890		6.000%, due 10/20/34	72,518	0.0
319,072		6.000%, due 10/20/34	358,208	0.0
318,012		6.000%, due 10/20/34	357,017	0.0
109,693		6.000%, due 11/20/34	123,147	0.0
283,612		6.000%, due 11/20/34	318,399	0.0
62,115		6.000%, due 11/20/34	69,733	0.0
428,936		6.000%, due 11/20/34	481,546	0.0
1,521,266		6.000%, due 11/20/34	1,707,855	0.2
111,704		6.000%, due 12/20/34	125,405	0.0
626,965		6.000%, due 12/20/34	703,865	0.1
2,011,966		6.000%, due 12/20/34	2,258,741	0.2
492,064		6.000%, due 12/20/34	552,418	0.1
121,722		6.000%, due 01/20/35	136,635	0.0
90,164		6.000%, due 01/20/35	101,211	0.0
197,875		6.000%, due 01/20/35	222,119	0.0
461,132		6.000%, due 02/20/35	517,631	0.1
118,876		6.000%, due 03/20/35	133,442	0.0
237,654		6.000%, due 03/20/35	266,772	0.0
151,782		6.000%, due 04/20/35	170,379	0.0
555,000		6.000%, due 04/20/36	663,850	0.1
208,665		6.000%, due 01/20/37	233,024	0.0
1,096,465		6.000%, due 03/15/37	1,224,202	0.1
7,589,000		6.000%, due 07/20/37	9,081,149	0.8
365,214		6.000%, due 09/20/37	408,617	0.0
3,526,472		6.000%, due 10/20/37	4,432,068	0.4
306,967		6.000%, due 12/20/37	342,802	0.0
1,900,210		6.000%, due 03/20/38	2,285,771	0.2
54,133		6.000%, due 05/20/38	58,790	0.0
446,673		6.000%, due 08/20/38	480,913	0.0
519,955		6.000%, due 09/20/38	559,812	0.1
724,671		6.000%, due 10/20/38	780,220	0.1
341,662		6.000%, due 11/15/38	384,241	0.0
328,982		6.000%, due 12/15/38	368,953	0.0
439,651		6.000%, due 12/15/38	490,870	0.0
2,002,692		6.000%, due 07/16/39	2,290,177	0.2
1,574,350		6.000%, due 08/15/39	1,770,551	0.2
1,188,421		6.000%, due 08/15/39	1,336,526	0.1
78,897		6.050%, due 06/15/38	88,088	0.0
278,694		6.050%, due 09/15/38	311,161	0.0
108,276		6.050%, due 10/15/38	120,890	0.0
132,004		6.090%, due 05/15/38	147,382	0.0
187,904		6.090%, due 11/15/38	209,795	0.0
54,080		6.125%, due 02/15/39	60,381	0.0
155,195		6.125%, due 04/15/39	173,275	0.0
31,666,150	^	6.141%, due 04/16/39	4,159,488	0.4
218,133		6.150%, due 12/15/37	243,546	0.0
1,259,835		6.150%, due 01/15/38	1,406,603	0.1
2,623,152		6.150%, due 02/15/38	2,928,746	0.3
276,866		6.150%, due 03/15/38	309,121	0.0
300,998		6.250%, due 09/15/27	341,331	0.0
19,695		6.250%, due 03/15/28	22,321	0.0
16,510		6.250%, due 04/15/28	18,713	0.0
147,180		6.250%, due 09/15/29	166,534	0.0
11,271,308	^	6.289%, due 09/20/37	1,751,959	0.2
14,187,892	^	6.289%, due 09/20/38	1,979,340	0.2
5,667,362	^	6.291%, due 05/16/38	951,891	0.1
5,616,689		6.417%, due 04/20/37	6,409,170	0.5
268,256		6.490%, due 01/15/28	304,034	0.0
121,571		6.500%, due 07/20/29	139,885	0.0
93,487		6.500%, due 04/20/32	107,511	0.0
90,323		6.500%, due 07/20/32	103,930	0.0
124,350		6.500%, due 10/20/33	141,853	0.0
406,806		6.500%, due 11/15/33	463,891	0.0
106,327		6.500%, due 11/20/33	121,293	0.0
177,044		6.500%, due 02/20/34	201,956	0.0
640,732		6.500%, due 08/20/34	729,938	0.1
208,666		6.500%, due 08/20/34	238,026	0.0
211,089		6.500%, due 08/20/34	240,791	0.0
6,625		6.500%, due 09/20/34	7,557	0.0
122,992		6.500%, due 09/20/34	140,297	0.0
88,718		6.500%, due 09/20/34	101,202	0.0
339,240		6.500%, due 10/20/34	386,974	0.0
186,677		6.500%, due 11/20/34	212,943	0.0
276,716		6.500%, due 12/20/34	315,652	0.0
152,001		6.500%, due 12/20/34	173,388	0.0
109,739		6.500%, due 03/20/35	125,116	0.0
365,167		6.500%, due 05/15/36	415,503	0.0
285,408		6.500%, due 09/15/36	335,086	0.0
214,757		6.500%, due 05/20/38	234,911	0.0
1,823,592		6.500%, due 09/16/38	2,140,949	0.2
3,254,860		6.500%, due 01/20/39	3,696,346	0.3
3,957		6.750%, due 08/15/28	4,693	0.0
70,940		6.750%, due 10/15/28	84,137	0.0
132,757		6.750%, due 10/15/28	157,454	0.0
704,780		7.000%, due 05/16/32	806,826	0.1
113,045		7.000%, due 06/20/34	132,321	0.0
59,509		7.000%, due 09/20/34	69,656	0.0
339,674		7.000%, due 09/20/34	397,595	0.0
133,369		7.000%, due 08/20/36	155,693	0.0
6,164,022		7.200%, due 03/15/39	6,541,398	0.6
20,938		7.250%, due 01/15/29	25,222	0.0
3,922,635	^	7.291%, due 05/16/31	878,265	0.1
3,963,142		7.350%, due 03/15/43	4,201,684	0.4
2,167,999	^	7.391%, due 10/16/29	484,772	0.0
36,596		7.500%, due 08/20/27	45,734	0.0
2,426,815		7.500%, due 02/20/34	2,619,811	0.2
6,162,334	^	7.500%, due 04/16/37	1,879,214	0.2
747,975		7.500%, due 10/15/38	923,413	0.1
1,115,839		7.500%, due 08/20/39	1,478,386	0.1
2,491,784	^	7.791%, due 05/16/32	635,086	0.1
15,967		7.800%, due 05/15/19	16,048	0.0
2,919		8.000%, due 03/20/24	2,933	0.0
23,937		8.000%, due 11/15/25	28,984	0.0
38,263		8.000%, due 07/15/26	46,792	0.0
15,391		8.000%, due 07/15/26	18,743	0.0
100,200		8.000%, due 09/15/26	121,331	0.0
27,658		8.000%, due 09/20/26	35,198	0.0
22,977		8.000%, due 12/15/26	28,074	0.0
13,574		8.000%, due 04/15/27	16,570	0.0
6,625		8.000%, due 06/15/27	6,659	0.0
43,805		8.000%, due 07/15/27	50,513	0.0
13,721		8.000%, due 03/15/28	13,970	0.0
22,749		8.050%, due 07/15/19	22,869	0.0
169,362		8.789%, due 04/20/34	186,007	0.0
20,891		9.000%, due 05/15/16	21,014	0.0
4,386		9.500%, due 11/15/21	4,890	0.0
2,019,392		13.882%, due 09/16/31	2,541,218	0.2
103,892		15.579%, due 01/20/32	135,530	0.0
295,423		19.573%, due 09/20/37	427,752	0.0

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Government National Mortgage Association (continued)
610,495		20.373%, due 02/16/32	$890,807	0.1
663,302		24.534%, due 04/16/37	969,506	0.1
49,743,053	^	0.601%, due 11/16/46	1,419,323	0.1
			1,068,815,011	89.2
		Total U.S. Government Agency Obligations
		(Cost $1,157,745,141)	1,197,770,716	100.0
U.S. TREASURY OBLIGATIONS: 0.5%
		U.S. Treasury Bonds: 0.5%
5,000,000		1.625%, due 11/15/22	4,939,845	0.4
1,250,000		2.750%, due 11/15/42	1,200,586	0.1
		Total U.S. Treasury Obligations
		(Cost $6,140,357)	6,140,431	0.5
		Total Investments in Securities (Cost $1,164,911,705)	$1,204,970,801	100.6
		Liabilities in Excess of Other Assets	(7,263,618)	(0.6)
		Net Assets	$1,197,707,183	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Cost for federal income tax purposes is $1,166,652,038.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$43,093,349
		Gross Unrealized Depreciation	(4,774,586)
		Net Unrealized Appreciation	$38,318,763

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$1,059,654	$—	$1,059,654
U.S. Government Agency Obligations	—	1,197,770,716	—	1,197,770,716
U.S. Treasury Obligations	—	6,140,431	—	6,140,431
Total Investments, at fair value	$—	$1,204,970,801	$—	$1,204,970,801
Other Financial Instruments+
Futures	965,128	—	—	965,128
Total Assets	$965,128	$1,204,970,801	$—	$1,205,935,929

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2012 (Unaudited) (continued)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING GNMA Income Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(567)	03/19/13	$(75,286,969)	$335,239
U.S. Treasury 5-Year Note	(215)	03/28/13	(26,749,023)	33,057
U.S. Treasury Long Bond	(242)	03/19/13	(35,695,000)	596,832
			$(137,730,992)	$965,128

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.5%
		Consumer Discretionary: 23.0%
400,000		99 Cents Only Stores, 11.000%, 12/15/19	$458,000	0.2
355,000		Affinia Group, Inc., 9.000%, 11/30/14	355,887	0.2
195,000	#	Affinia Group, Inc., 10.750%, 08/15/16	211,819	0.1
585,000	#	Affinity Gaming, LLC/Affinity Gaming Finance Corp., 9.000%, 05/15/18	614,250	0.3
370,000		Allbritton Communications Co., 8.000%, 05/15/18	403,300	0.2
950,000		AMC Entertainment, Inc., 9.750%, 12/01/20	1,102,000	0.5
34,781	#	American Media, Inc., 13.500%, 06/15/18	30,781	0.0
665,000	#	Block Communications, Inc., 7.250%, 02/01/20	709,887	0.3
310,000	#	Boyd Gaming Corp., 9.000%, 07/01/20	306,900	0.2
500,000	#	Bresnan Broadband Holdings, LLC, 8.000%, 12/15/18	542,500	0.3
431,000		Burlington Coat Factory Warehouse Corp., 10.000%, 02/15/19	467,635	0.2
970,000		Cablevision Systems Corp., 7.750%, 04/15/18	1,083,975	0.5
1,000,000		Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	995,625	0.5
535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	567,100	0.3
650,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	704,437	0.3
460,000		CCO Holdings, LLC / CCO Holdings Capital Corp., 7.250%, 10/30/17	503,700	0.2
750,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	751,875	0.4
500,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	523,125	0.3
153,850	&	Ceridian Corp., 12.250%, 11/15/15	155,004	0.1
800,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	884,000	0.4
450,000		Chrysler Group, LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	492,750	0.2
185,000		CityCenter Holdings, LLC / CityCenter Finance Corp., 7.625%, 01/15/16	198,875	0.1
688,533	&	CityCenter Holdings, LLC / CityCenter Finance Corp., 10.750%, 01/15/17	750,501	0.4
513,000		Clear Channel Communications, Inc., 9.000%, 03/01/21	460,417	0.2
270,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	278,775	0.1
730,000	#	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	761,025	0.4
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	105,262	0.1
1,030,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,042,875	0.5
960,000		Cumulus Media Holdings, Inc., 7.750%, 05/01/19	948,000	0.5
430,000		DineEquity, Inc., 9.500%, 10/30/18	490,737	0.2
800,000		DISH DBS Corp., 5.875%, 07/15/22	864,000	0.4
480,000		DISH DBS Corp., 7.875%, 09/01/19	571,200	0.3
578,000		Emergency Medical Services Corp., 8.125%, 06/01/19	637,606	0.3
700,000	#	Gray Television, Inc., 7.500%, 10/01/20	719,250	0.4
750,000	#	Griffey Intermediate, Inc. / Griffey Finance Sub, LLC, 7.000%, 10/15/20	770,625	0.4
600,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18	400,500	0.2
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	907,500	0.4
450,000		Isle of Capri Casinos, Inc., 8.875%, 06/15/20	491,625	0.2
500,000	#	Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.500%, 12/01/19	570,000	0.3
400,000	#	K Hovnanian Enterprises, Inc., 7.250%, 10/15/20	432,000	0.2
400,000	#	K Hovnanian Enterprises, Inc., 9.125%, 11/15/20	426,000	0.2
250,000		KB Home, 5.875%, 01/15/15	263,750	0.1
750,000		KB Home, 6.250%, 06/15/15	800,625	0.4
550,000		KB Home, 8.000%, 03/15/20	627,000	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
650,000	#	LIN Television Corp., 6.375%, 01/15/21	$685,750	0.3
500,000	#	Mediacom Broadband, LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	511,250	0.3
285,000		Mediacom, LLC / Mediacom Capital Corp., 9.125%, 08/15/19	317,063	0.2
125,000		Meritage Homes Corp., 7.000%, 04/01/22	136,563	0.1
720,000	#	Meritage Homes Corp., 7.731%, 04/30/17	745,200	0.4
500,000		MGM Mirage, 7.500%, 06/01/16	538,750	0.3
1,000,000		MGM Resorts International, 7.750%, 03/15/22	1,075,000	0.5
500,000	#	MGM Resorts International, 8.625%, 02/01/19	560,000	0.3
750,000		NCL Corp. Ltd., 9.500%, 11/15/18	836,250	0.4
750,000	#, &	New Academy Finance Co., LLC / New Academy Finance Corp., 8.000%, 06/15/18	763,125	0.4
485,000		New Albertsons, Inc., 7.450%, 08/01/29	274,025	0.1
650,000	#	Nielsen Finance, LLC / Nielsen Finance Co., 4.500%, 10/01/20	650,000	0.3
750,000	#	Nord Anglia Education UK Holdings PLC, 10.250%, 04/01/17	832,500	0.4
175,000		NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc., 10.500%, 01/15/20	203,875	0.1
625,000	#	PC Merger Sub, Inc., 8.875%, 08/01/20	673,438	0.3
400,000	#	Penske Automotive Group, Inc., 5.750%, 10/01/22	414,000	0.2
650,000	#, &	Petco Holdings, Inc., 8.500%, 10/15/17	671,125	0.3
500,000		PulteGroup, Inc., 7.875%, 06/15/32	546,250	0.3
1,000,000		Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,062,500	0.5
645,000		Ryland Group, Inc., 5.375%, 10/01/22	661,931	0.3
450,000		Sally Holdings, LLC / Sally Capital, Inc., 5.750%, 06/01/22	490,500	0.2
577,000	#	Seminole Indian Tribe of Florida, 7.750%, 10/01/17	626,766	0.3
1,000,000	#	Shearer’s Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,052,500	0.5
200,000	#	Sonic Automotive, Inc., 7.000%, 07/15/22	220,000	0.1
300,000		Sonic Automotive, Inc., 9.000%, 03/15/18	330,750	0.2
850,000		Standard Pacific Corp., 8.375%, 01/15/21	990,250	0.5
290,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	295,800	0.1
570,000	#	Starz, LLC / Starz Finance Corp., 5.000%, 09/15/19	587,100	0.3
430,000		Toys R Us Property Co. II, LLC, 8.500%, 12/01/17	457,950	0.2
165,000	#	UR Financing Escrow Corp., 5.750%, 07/15/18	178,613	0.1
385,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	424,463	0.2
285,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	319,913	0.2
750,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	813,750	0.4
485,000		Visant Corp., 10.000%, 10/01/17	437,713	0.2
750,000	#	Wolverine Healthcare Analytics, 10.625%, 06/01/20	802,500	0.4
725,000	#	Wolverine World Wide, Inc., 6.125%, 10/15/20	764,875	0.4
790,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	884,800	0.4
			47,219,536	23.0
		Consumer Staples: 6.3%
1,000,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,060,000	0.5
615,000	#	American Rock Salt Co., LLC/American Rock Capital Corp., 8.250%, 05/01/18	559,650	0.3
1,000,000	#	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc., 4.875%, 11/15/17	1,020,000	0.5
150,000		Avis Budget Car Rental, LLC / Avis Budget Finance, Inc., 8.250%, 01/15/19	166,500	0.1
445,000		Avis Budget Car Rental, LLC / Avis Budget Finance, Inc., 9.625%, 03/15/18	498,400	0.2
485,000		Cott Beverages, Inc., 8.375%, 11/15/17	529,862	0.3
285,000		Darling International, Inc., 8.500%, 12/15/18	328,819	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Staples (continued)
645,000		Eliz Arden, 7.375%, 03/15/21	$724,012	0.3
500,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	538,750	0.3
500,000		Hertz Corp., 6.750%, 04/15/19	548,125	0.3
450,000	#	JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	453,375	0.2
1,000,000	#, &	Michael Foods Holding, Inc., 8.500%, 07/15/18	1,022,500	0.5
545,000	#	Neff Rental, LLC/Neff Finance Corp., 9.625%, 05/15/16	566,800	0.3
350,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	356,563	0.2
430,000		Prestige Brands, Inc., 8.125%, 02/01/20	480,525	0.2
500,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	510,000	0.2
500,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	537,500	0.3
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	193,200	0.1
350,000		Rite Aid Corp., 9.250%, 03/15/20	374,500	0.2
190,000		RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.250%, 02/01/21	215,175	0.1
300,000		ServiceMaster Co., 8.000%, 02/15/20	314,250	0.1
420,000		ServiceMaster Co., 7.450%, 08/15/27	342,300	0.2
635,000		Smithfield Foods, Inc., 6.625%, 08/15/22	703,263	0.3
500,000	#	Spectrum Brands Escrow Corp., 6.375%, 11/15/20	526,250	0.3
250,000	#	Spectrum Brands Escrow Corp., 6.625%, 11/15/22	268,750	0.1
			12,839,069	6.3
		Energy: 15.4%
300,000		Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 05/15/23	304,875	0.1
550,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	506,000	0.2
555,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	574,425	0.3
535,000		Arch Coal, Inc., 7.250%, 06/15/21	496,212	0.2
295,000	#	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp., 6.625%, 10/01/20	306,800	0.2
421,000		Berry Petroleum Co., 10.250%, 06/01/14	468,362	0.2
500,000	#	BreitBurn Energy Partners L.P. / BreitBurn Finance Corp., 7.875%, 04/15/22	521,250	0.3
175,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	190,750	0.1
325,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	354,250	0.2
400,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.625%, 08/01/20	437,000	0.2
250,000		Chaparral Energy, Inc., 7.625%, 11/15/22	263,750	0.1
145,000		Chaparral Energy, Inc., 8.250%, 09/01/21	158,050	0.1
205,000		Chaparral Energy, Inc., 9.875%, 10/01/20	234,212	0.1
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	215,500	0.1
505,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	478,487	0.2
825,000		Chesapeake Energy Corp., 6.125%, 02/15/21	860,062	0.4
500,000		Cimarex Energy Co., 5.875%, 05/01/22	550,000	0.3
535,000		Clayton Williams Energy, Inc., 7.750%, 04/01/19	535,669	0.3
415,000		Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	464,800	0.2
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	542,500	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
405,000		Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	$415,125	0.2
260,000	#	Eagle Rock Energy Partners L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	266,500	0.1
625,000		El Paso Corp., 7.250%, 06/01/18	725,261	0.4
400,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	464,000	0.2
200,000		Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	219,500	0.1
385,000		Energy XXI Gulf Coast, Inc., 9.250%, 12/15/17	441,787	0.2
1,000,000	#	EPL Oil & Gas, Inc., 8.250%, 02/15/18	1,032,500	0.5
750,000	#	Foresight Energy, LLC / Foresight Energy Corp., 9.625%, 08/15/17	806,250	0.4
750,000	#	Halcon Resources Corp., 8.875%, 05/15/21	798,750	0.4
700,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	752,500	0.4
875,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 8.000%, 02/15/20	962,500	0.5
300,000		Laredo Petroleum, Inc., 7.375%, 05/01/22	327,000	0.2
500,000	#	Legacy Reserves L.P. / Finance Corp., 8.000%, 12/01/20	512,500	0.3
545,000	#	Linn Energy, LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	550,450	0.3
525,000		Linn Energy, LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	561,750	0.3
450,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	493,875	0.2
230,000		McMoRan Exploration Co., 11.875%, 11/15/14	246,100	0.1
625,000	#	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, 10.750%, 10/01/20	667,188	0.3
325,000		NFR Energy, LLC / NFR Energy Finance Corp., 9.750%, 02/15/17	314,438	0.2
800,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	820,000	0.4
215,000		Oasis Petroleum, Inc., 6.500%, 11/01/21	229,513	0.1
405,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	437,400	0.2
200,000	#	Oil States International, Inc., 5.125%, 01/15/23	203,250	0.1
295,000	#	PDC Energy, Inc., 7.750%, 10/15/22	303,850	0.1
925,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	943,500	0.5
750,000		Plains Exploration & Production Co., 6.125%, 06/15/19	821,250	0.4
200,000		Plains Exploration & Production Co., 6.625%, 05/01/21	221,250	0.1
450,000		QR Energy L.P. / QRE Finance Corp., 9.250%, 08/01/20	474,750	0.2
350,000		Range Resources Corp., 5.750%, 06/01/21	376,250	0.2
90,000		Range Resources Corp., 5.000%, 08/15/22	94,500	0.0
1,105,000	#	Resolute Energy Corp., 8.500%, 05/01/20	1,118,813	0.5
1,000,000	#	Rex Energy Corp., 8.875%, 12/01/20	1,005,000	0.5
400,000		SandRidge Energy, Inc., 7.500%, 02/15/23	430,000	0.2
500,000		SandRidge Energy, Inc., 7.500%, 03/15/21	537,500	0.3
600,000		SM Energy Co., 6.500%, 01/01/23	645,000	0.3
1,000,000		Stone Energy Corp., 7.500%, 11/15/22	1,045,000	0.5
100,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	104,000	0.1
420,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	462,000	0.2
1,050,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	1,102,500	0.5
719,000		W&T Offshore, Inc., 8.500%, 06/15/19	776,520	0.4
480,000		Westmoreland Coal Co/Westmoreland Partners, 10.750%, 02/01/18	484,800	0.2
			31,657,574	15.4
		Financials: 8.3%
500,000		Ally Financial, Inc., 3.125%, 01/15/16	500,783	0.2
500,000		Ally Financial, Inc., 7.500%, 09/15/20	605,625	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
735,000		Ally Financial, Inc., 8.000%, 03/15/20	$904,050	0.4
455,000		Ally Financial, Inc., 8.300%, 02/12/15	507,894	0.2
1,000,000	#, &	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,032,500	0.5
540,000		American General Finance Corp., 5.400%, 12/01/15	513,000	0.2
750,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	817,500	0.4
200,000	#	Boyd Acquisition Sub, LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18	209,000	0.1
520,000		CIT Group, Inc., 4.250%, 08/15/17	537,723	0.3
500,000		CIT Group, Inc., 5.250%, 03/15/18	537,500	0.3
250,000		CIT Group, Inc., 5.375%, 05/15/20	274,375	0.1
250,000		CIT Group, Inc., 5.000%, 05/15/17	266,250	0.1
310,000		CIT Group, Inc., 5.000%, 08/15/22	331,769	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	329,150	0.2
650,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	663,000	0.3
400,000	#	Felcor Lodging L.P., 5.625%, 03/01/23	399,000	0.2
402,000		Felcor Lodging L.P., 10.000%, 10/01/14	466,320	0.2
500,000		Fifth Third Capital Trust IV, 6.500%, 04/15/37	501,875	0.2
515,000		International Lease Finance Corp., 5.875%, 08/15/22	545,937	0.3
510,000		International Lease Finance Corp., 6.250%, 05/15/19	545,700	0.3
470,000		International Lease Finance Corp., 8.250%, 12/15/20	561,650	0.3
710,000		Kemet Corp., 10.500%, 05/01/18	703,787	0.3
500,000	#	Nufarm Australia Limited, 6.375%, 10/15/19	525,000	0.3
500,000	#	Realogy Corp., 7.625%, 01/15/20	568,750	0.3
770,000	#	Realogy Corp., 7.875%, 02/15/19	843,150	0.4
500,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	529,520	0.3
500,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19	545,000	0.3
750,000		Shea Homes L.P. / Shea Homes Funding Corp., 8.625%, 05/15/19	832,500	0.4
645,000		Springleaf Finance Corp., 6.900%, 12/15/17	580,500	0.3
500,000	#	Tops Holding Corp. / Tops Markets, LLC, 8.875%, 12/15/17	521,250	0.3
260,000		Tops Holding Corp. / Tops Markets, LLC, 10.125%, 10/15/15	274,463	0.1
			16,974,521	8.3
		Health Care: 9.5%
1,000,000	#	Amsurg Corp., 5.625%, 11/30/20	1,045,000	0.5
475,000	#	Biomet, Inc., 6.500%, 08/01/20	506,469	0.2
495,000	#, &	CDRT Holding Corp., 9.250%, 10/01/17	507,375	0.3
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	627,000	0.3
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	203,062	0.1
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	271,875	0.1
145,000		DaVita, Inc., 6.375%, 11/01/18	155,875	0.1
745,000		DaVita, Inc., 6.625%, 11/01/20	813,912	0.4
650,000		Grifols, Inc., 8.250%, 02/01/18	719,062	0.4
1,405,000		HCA Holdings, Inc., 7.750%, 05/15/21	1,531,450	0.8
360,000		HCA, Inc., 7.250%, 09/15/20	400,500	0.2
1,300,000		HCA, Inc., 7.500%, 02/15/22	1,495,000	0.7
105,000		HCA, Inc., 7.875%, 02/15/20	117,337	0.1
445,000		Health Management Associates, Inc., 7.375%, 01/15/20	482,825	0.2
353,000		Healthsouth Corp., 7.250%, 10/01/18	384,770	0.2
260,000		Healthsouth Corp., 8.125%, 02/15/20	287,625	0.1
400,000	#	Hologic, Inc., 6.250%, 08/01/20	433,000	0.2
700,000		IASIS Healthcare, LLC / IASIS Capital Corp., 8.375%, 05/15/19	665,000	0.3
480,000		Immucor, Inc., 11.125%, 08/15/19	542,400	0.3
420,000		MedAssets, Inc., 8.000%, 11/15/18	457,800	0.2
600,000	#	Mylan, Inc., 6.000%, 11/15/18	662,867	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care (continued)
620,000		Omnicare, Inc., 7.750%, 06/01/20	$691,300	0.3
750,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	826,875	0.4
400,000		PSS World Medical, Inc., 6.375%, 03/01/22	474,000	0.2
555,000		Radnet Management, Inc., 10.375%, 04/01/18	567,488	0.3
38,000		Select Medical Corp., 7.625%, 02/01/15	38,095	0.0
650,000		Select Medical Holdings Corp., 6.429%, 09/15/15	650,813	0.3
280,000	#	STHI Holding Corp., 8.000%, 03/15/18	304,500	0.2
395,000		Tenet Healthcare Corp., 6.250%, 11/01/18	435,488	0.2
225,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	975,625	0.5
525,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	565,688	0.3
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	548,750	0.3
450,000		Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	468,000	0.2
12,000	Z	Vanguard Health Systems, Inc., 02/01/16	9,120	0.0
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	527,975	0.3
			19,393,921	9.5
		Industrials: 7.8%
700,000	#	ADS Waste Holdings, Inc., 8.250%, 10/01/20	738,500	0.4
500,000	#	Ainsworth Lumber Co. Ltd., 7.500%, 12/15/17	525,625	0.3
455,000	#	Amsted Industries, Inc., 8.125%, 03/15/18	489,125	0.2
665,000		Anixter, Inc., 5.625%, 05/01/19	703,237	0.3
600,000	#	Belden, Inc., 5.500%, 09/01/22	619,500	0.3
1,000,000	#, &	BOE Merger Corp., 9.500%, 11/01/17	1,005,000	0.5
500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	517,500	0.2
280,000		Coleman Cable, Inc., 9.000%, 02/15/18	302,400	0.1
670,000		Covanta Holding Corp., 7.250%, 12/01/20	741,282	0.4
1,000,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,005,000	0.5
360,000		Ducommun, Inc., 9.750%, 07/15/18	388,800	0.2
605,000		Florida East Coast Railway Corp., 8.125%, 02/01/17	644,325	0.3
245,000	#	General Cable Corp., 5.750%, 10/01/22	254,800	0.1
600,000	#	H&E Equipment Services, Inc., 7.000%, 09/01/22	642,000	0.3
375,000	#	HDTFS, Inc., 6.250%, 10/15/22	401,250	0.2
110,000		Interface, Inc., 7.625%, 12/01/18	118,662	0.1
500,000	#, &	Isabelle Acquisition Sub, Inc., 10.000%, 11/15/18	545,000	0.3
880,000	#	JM Huber Corp., 9.875%, 11/01/19	981,200	0.5
750,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	757,500	0.4
509,000		Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.875%, 04/01/18	544,630	0.3
285,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	293,550	0.1
500,000	#	Nortek, Inc., 8.500%, 04/15/21	556,250	0.3
445,000		Polymer Group, Inc., 7.750%, 02/01/19	479,488	0.2
250,000	#	Sequa Corp., 7.000%, 12/15/17	252,813	0.1
375,000		Severstal, 10.250%, 02/15/18	396,563	0.2
1,000,000	#	Shale-Inland Holdings, LLC / Shale-Inland Finance Corp., 8.750%, 11/15/19	1,052,500	0.5
500,000	#	Silver II Borrower / Silver II US Holdings, LLC, 7.750%, 12/15/20	520,000	0.3
310,000		SPX Corp., 6.875%, 09/01/17	347,200	0.2
100,000		United Rentals North America, Inc., 6.125%, 06/15/23	106,000	0.0
			15,929,700	7.8
		Information Technology: 5.3%
605,000		Aspect Software, Inc., 10.625%, 05/15/17	553,575	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology (continued)
400,000	#	Audatex North America, Inc., 6.750%, 06/15/18	$430,000	0.2
525,000		CDW, LLC / CDW Finance Corp., 8.500%, 04/01/19	570,937	0.3
214,000		CDW, LLC / CDW Finance Corp., 12.535%, 10/12/17	229,782	0.1
750,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 6.375%, 11/15/22	785,625	0.4
545,000		Emdeon, Inc., 11.000%, 12/31/19	632,200	0.3
750,000		Epicor Software Corp., 8.625%, 05/01/19	791,250	0.4
800,000	#	First Data Corp., 6.750%, 11/01/20	812,000	0.4
145,000	#	First Data Corp., 8.250%, 01/15/21	145,725	0.1
146,000	#, &	First Data Corp., 8.750%, 01/15/22	150,015	0.1
17,000		First Data Corp., 9.875%, 09/24/15	17,425	0.0
18,684	&	First Data Corp., 10.550%, 09/24/15	19,221	0.0
445,000		First Data Corp., 11.250%, 03/31/16	438,325	0.2
505,000		Freescale Semiconductor, Inc., 8.050%, 02/01/20	505,000	0.2
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	787,500	0.4
355,000		Infor US, Inc., 9.375%, 04/01/19	400,263	0.2
500,000		Infor US, Inc., 11.500%, 07/15/18	587,500	0.3
615,000	#	NCR Corp., 5.000%, 07/15/22	628,069	0.3
250,000		Seagate HDD Cayman, 6.875%, 05/01/20	267,188	0.1
35,000		Seagate HDD Cayman, 7.750%, 12/15/18	38,631	0.0
525,000		SSI Investments II/SSI Co-Issuer, LLC, 11.125%, 06/01/18	583,406	0.3
500,000	#	SunGard Data Systems, Inc., 6.625%, 11/01/19	513,750	0.2
395,000		SunGard Data Systems, Inc., 7.375%, 11/15/18	425,119	0.2
155,000		SunGard Data Systems, Inc., 7.625%, 11/15/20	170,113	0.1
300,000		Unisys Corp., 6.250%, 08/15/17	321,000	0.2
			10,803,619	5.3
		Materials: 9.9%
500,000		AK Steel Corp., 8.375%, 04/01/22	432,500	0.2
1,500,000		ArcelorMittal, 6.000%, 03/01/21	1,496,749	0.7
200,000	#	Ardagh Packaging Finance Plc, 7.375%, 10/15/17	218,500	0.1
250,000	#	Ardagh Packaging Finance Plc, 9.125%, 10/15/20	273,750	0.1
85,000		Berry Plastics Holding Corp., 10.250%, 03/01/16	87,869	0.0
500,000	#	Boise Cascade, LLC/Boise Cascade Finance Corp., 6.375%, 11/01/20	516,250	0.3
335,000	#	Building Materials Corp. of America, 7.500%, 03/15/20	370,175	0.2
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	182,737	0.1
420,000		Chemtura Corp., 7.875%, 09/01/18	452,550	0.2
500,000	#	Consolidated Container Co., LLC/Consolidated Container Capital, Inc., 10.125%, 07/15/20	537,500	0.3
230,000		Ferro Corp., 7.875%, 08/15/18	208,725	0.1
500,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	512,500	0.3
500,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	513,125	0.3
450,000		Hexion US Finance Corp., 6.625%, 04/15/20	460,125	0.2
190,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	174,325	0.1
500,000	#	Huntsman International, LLC, 4.875%, 11/15/20	508,125	0.2
550,000	#	Ineos Finance PLC, 8.375%, 02/15/19	594,687	0.3
500,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	500,000	0.2
500,000	#	Inmet Mining Corp., 7.500%, 06/01/21	521,250	0.3
480,000	#	JMC Steel Group, 8.250%, 03/15/18	504,000	0.2
370,000		Kraton Polymers, LLC/Kraton Polymers Capital Corp., 6.750%, 03/01/19	384,338	0.2
750,000		Lender Processing Services, Inc., 5.750%, 04/15/23	781,875	0.4
410,000	#	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16	432,550	0.2

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials (continued)
400,000		Louisiana-Pacific Corp., 7.500%, 06/01/20	$454,000	0.2
840,000		LyondellBasell Industries NV, 6.000%, 11/15/21	989,100	0.5
110,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	80,850	0.0
500,000	#	MPM Escrow, LLC / MPM Finance Escrow Corp., 8.875%, 10/15/20	506,875	0.2
500,000	#	New Gold, Inc., 7.000%, 04/15/20	536,250	0.3
650,000	#	Old AII, Inc., 7.875%, 11/01/20	652,437	0.3
460,000		Omnova Solutions, Inc., 7.875%, 11/01/18	476,675	0.2
400,000	#	PH Glatfelter Co., 5.375%, 10/15/20	412,000	0.2
290,000	#	Plastipak Holdings, Inc., 10.625%, 08/15/19	332,775	0.2
275,000		PolyOne Corp., 7.375%, 09/15/20	301,813	0.1
750,000	#	PQ Corp., 8.750%, 05/01/18	791,250	0.4
250,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	260,000	0.1
307,000	#	Rain CII Carbon, LLC and CII Carbon Corp., 8.000%, 12/01/18	313,908	0.2
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	513,750	0.3
750,000	#	Roofing Supply Group, LLC / Roofing Supply Finance, Inc., 10.000%, 06/01/20	843,750	0.4
390,000		SunCoke Energy, Inc., 7.625%, 08/01/19	403,650	0.2
1,000,000	#, &	Taminco Acquisition Corp., 9.125%, 12/15/17	992,500	0.5
750,000		Taseko Mines Ltd., 7.750%, 04/15/19	725,625	0.4
			20,251,413	9.9
		Telecommunication Services: 5.7%
178,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	193,575	0.1
300,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	311,250	0.1
500,000		Cricket Communications, Inc., 7.750%, 10/15/20	512,500	0.2
310,000		Cricket Communications, Inc., 7.750%, 05/15/16	329,762	0.2
500,000	#	Crown Castle International Corp., 5.250%, 01/15/23	536,875	0.3
460,000		Frontier Communications Corp., 8.500%, 04/15/20	531,300	0.3
200,000		Frontier Communications Corp., 8.250%, 04/15/17	232,000	0.1
531,375	&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	566,579	0.3
400,000		Intelsat Bermuda Ltd., 11.250%, 02/04/17	424,500	0.2
250,000	#, &	Intelsat Bermuda Ltd., 11.500%, 02/04/17	266,562	0.1
500,000	#	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	545,000	0.3
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	487,300	0.2
18,024	&	iPCS, Inc., 3.563%, 05/01/14	18,047	0.0
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	671,737	0.3
500,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	575,000	0.3
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,463,000	0.7
500,000		Sprint Nextel Corp., 6.000%, 11/15/22	516,250	0.3
500,000	#	Sprint Nextel Corp., 7.000%, 03/01/20	582,500	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	822,938	0.4
750,000	#	Telesat Canada / Telesat, LLC, 6.000%, 05/15/17	791,250	0.4
200,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	203,500	0.1
500,000	#	Wind Acquisition Finance S.A., 7.250%, 02/15/18	505,000	0.2
670,000		Windstream Corp., 7.000%, 03/15/19	688,425	0.3
			11,774,850	5.7
		Utilities: 2.3%
310,000		AES Corp., 7.375%, 07/01/21	345,650	0.2
853,000	#	Calpine Corp., 7.500%, 02/15/21	946,830	0.5
410,000	#	Calpine Corp., 7.875%, 07/31/20	462,275	0.2
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,075,000	0.5
480,000		Energy Future Holdings Corp., 10.000%, 01/15/20	538,800	0.3

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
475,000		Mirant Americas Generation, LLC, 9.125%, 05/01/31	$524,875	0.2
230,000		NRG Energy, Inc., 7.625%, 05/15/19	247,250	0.1
230,000		NRG Energy, Inc., 7.875%, 05/15/21	256,450	0.1
455,000	#	Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.500%, 10/01/20	358,313	0.2
			4,755,443	2.3
		Total Corporate Bonds/Notes
		(Cost $181,441,760)	191,599,646	93.5
ASSET-BACKED SECURITIES: 0.5%
		Other Asset-Backed Securities: 0.5%
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,059,509	0.5
		Total Asset-Backed Securities
		(Cost $997,500)	1,059,509	0.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Discretionary: 0.0%
195	@	American Media, Inc.	$2,242	0.0
5,810	@, X	American Media, Inc., Stock Certificates	—	—
		Total Common Stock
		(Cost $136,656)	2,242	0.0
		Total Long-Term Investments
		(Cost $182,575,916)	192,661,397	94.0
SHORT-TERM INVESTMENTS: 4.9%
		Mutual Funds: 4.9%
10,009,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $10,009,000)	10,009,000	4.9
		Total Short-Term Investments
		(Cost $10,009,000)	10,009,000	4.9
		Total Investments in Securities (Cost $192,584,916)	$202,670,397	98.9
		Assets in Excess of Other Liabilities	2,199,881	1.1
		Net Assets	$204,870,278	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $192,588,267.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$11,118,181
		Gross Unrealized Depreciation	(1,036,051)
		Net Unrealized Appreciation	$10,082,130

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$2,242	$2,242
Total Common Stock	—	—	2,242	2,242
Corporate Bonds/Notes	—	191,599,646	—	191,599,646
Asset-Backed Securities	—	1,059,509	—	1,059,509
Short-Term Investments	10,009,000	—	—	10,009,000
Total Investments, at fair value	$10,009,000	$192,659,155	$2,242	$202,670,397

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.0%
		Consumer Discretionary: 3.0%
2,446,000	#	ADT Corp., 2.250%, 07/15/17	$2,428,340	0.2
544,000	#	ADT Corp., 3.500%, 07/15/22	529,556	0.1
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	866,725	0.1
1,125,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,192,500	0.1
1,025,000	#, L	CC Holdings GS V LLC, 2.381%, 12/15/17	1,030,825	0.1
1,115,000		Comcast Corp., 4.650%, 07/15/42	1,176,433	0.1
2,214,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	2,269,377	0.2
1,112,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,148,178	0.1
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,518,525	0.1
687,000		Discovery Communications LLC, 3.300%, 05/15/22	706,253	0.1
927,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	1,001,382	0.1
2,726,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	3,223,566	0.3
900,000	#	Lennar Corp., 4.750%, 12/15/17	936,000	0.1
1,681,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	1,647,666	0.1
1,263,000	L	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,230,122	0.1
1,025,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	1,107,000	0.1
1,150,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	1,155,995	0.1
1,150,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	1,165,691	0.1
926,000		News America, Inc., 6.650%, 11/15/37	1,197,549	0.1
2,724,000		NVR, Inc., 3.950%, 09/15/22	2,825,205	0.2
367,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	400,947	0.0
488,000		The Gap, Inc., 5.950%, 04/12/21	558,697	0.1
1,251,000		Time Warner, Inc., 6.500%, 11/15/36	1,566,064	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	1,029,427	0.1
1,293,000		WPP Finance 2010, 5.125%, 09/07/42	1,265,303	0.1
950,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	1,064,000	0.1
			34,241,326	3.0
		Consumer Staples: 1.3%
2,370,000		Altria Group, Inc., 2.850%, 08/09/22	2,347,333	0.2
1,240,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,466,300	0.1
1,013,000		Energizer Holdings, Inc., 4.700%, 05/19/21	1,086,495	0.1
615,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	654,975	0.1
2,600,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	2,926,531	0.2
1,475,000		Minerva Luxembourg SA, 12.250%, 02/10/22	1,773,688	0.2
1,949,000		Molson Coors Brewing Co., 5.000%, 05/01/42	2,186,281	0.2
1,010,000		Reynolds American, Inc., 4.750%, 11/01/42	1,019,941	0.1
1,514,000		Walgreen Co., 4.400%, 09/15/42	1,542,241	0.1
			15,003,785	1.3
		Energy: 6.2%
825,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	759,000	0.1
200,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	185,000	0.0
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,039,944	0.1
1,240,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	1,309,550	0.1
1,171,000		BP Capital Markets PLC, 2.500%, 11/06/22	1,161,372	0.1
2,962,000		BP Capital Markets PLC, 2.248%, 11/01/16	3,083,540	0.3
1,033,000		BP Capital Markets PLC, 3.245%, 05/06/22	1,089,239	0.1
375,000		Chesapeake Energy Corp., 6.625%, 08/15/20	404,062	0.0
325,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	307,937	0.0
1,467,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	1,714,556	0.2
500,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	537,764	0.0
600,000		Empresa Nacional del Petroleo, 5.250%, 08/10/20	663,702	0.1
533,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	573,386	0.1
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	2,063,331	0.2
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,241,200	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
1,217,000			Energy Transfer Partners L.P., 4.650%, 06/01/21	$1,338,188	0.1
2,074,000			Energy Transfer Partners L.P., 6.050%, 06/01/41	2,361,703	0.2
1,244,000			Energy Transfer Partners, 9.700%, 03/15/19	1,676,605	0.1
1,000,000			Enterprise Products Operating, LLC, 4.450%, 02/15/43	1,013,508	0.1
1,040,000			FMC Technologies, Inc., 2.000%, 10/01/17	1,050,399	0.1
1,810,000			FMC Technologies, Inc., 3.450%, 10/01/22	1,849,004	0.2
1,250,000			Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	1,403,125	0.1
1,800,000		±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
2,200,000		±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
1,136,000			Marathon Oil Corp., 2.800%, 11/01/22	1,144,091	0.1
2,254,000			Marathon Petroleum Corp., 6.500%, 03/01/41	2,858,408	0.2
1,156,000			Murphy Oil Corp., 2.500%, 12/01/17	1,164,039	0.1
1,542,000			Nexen, Inc., 7.500%, 07/30/39	2,233,641	0.2
1,986,000			Noble Holding International Ltd., 3.950%, 03/15/22	2,091,667	0.2
650,000			ONEOK Partners L.P., 2.000%, 10/01/17	655,906	0.1
1,440,000			ONEOK Partners L.P., 3.375%, 10/01/22	1,468,761	0.1
1,495,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,571,136	0.1
1,668,300			Petroleos de Venezuela SA, 9.000%, 11/17/21	1,599,900	0.1
1,170,300		L	Petroleos de Venezuela SA, 9.750%, 05/17/35	1,132,265	0.1
256,000			Petroleos Mexicanos, 4.875%, 01/24/22	289,536	0.0
1,073,000			Petroleos Mexicanos, 5.500%, 01/21/21	1,259,165	0.1
310,000			Petroleos Mexicanos, 5.500%, 06/27/44	341,775	0.0
530,417			Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	587,436	0.1
1,457,000			Phillips 66, 2.950%, 05/01/17	1,545,252	0.1
2,936,000			Phillips 66, 4.300%, 04/01/22	3,283,528	0.3
1,091,000			Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	1,155,972	0.1
470,000			Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/42	529,999	0.0
830,000			Plains Exploration & Production Co., 8.625%, 10/15/19	948,275	0.1
1,387,000			Pride International, Inc., 7.875%, 08/15/40	2,036,233	0.2
1,000,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,119,374	0.1
1,331,000		#	Schlumberger Investment SA, 1.950%, 09/14/16	1,367,034	0.1
700,000			State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	771,750	0.1
1,579,000			Total Capital International SA, 2.700%, 01/25/23	1,610,127	0.1
790,000			Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	914,950	0.1
2,600,000			Transocean, Inc., 2.500%, 10/15/17	2,629,359	0.2
1,070,000			Transocean, Inc., 3.800%, 10/15/22	1,097,661	0.1
1,455,000			Transocean, Inc., 6.375%, 12/15/21	1,769,645	0.2
2,042,000			Weatherford International Ltd., 5.950%, 04/15/42	2,218,186	0.2
969,000			Weatherford International Ltd., 6.750%, 09/15/40	1,099,714	0.1
2,150,000		#	Zhaikmunai LLP, 7.125%, 11/13/19	2,257,500	0.2
				71,578,400	6.2
			Financials: 13.0%
3,513,600			Aegon NV, 2.021%, 07/29/49	2,015,910	0.2
859,000			American International Group, Inc., 4.875%, 06/01/22	981,480	0.1
1,770,000			American International Group, Inc., 5.850%, 01/16/18	2,096,400	0.2
1,257,000			American International Group, Inc., 8.175%, 05/15/58	1,643,527	0.1
617,000			Allstate Corp., 5.200%, 01/15/42	732,989	0.1
898,000			American Express Credit Corp., 1.750%, 06/12/15	917,290	0.1
1,410,000			American Tower Corp., 4.500%, 01/15/18	1,546,853	0.1
2,205,000			AvalonBay Communities, Inc., 2.950%, 09/15/22	2,198,482	0.2
BRL	2,887,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,636,319	0.1
1,790,000			Bank of America Corp., 3.750%, 07/12/16	1,914,457	0.2
1,000,000			Bank of America Corp., 3.875%, 03/22/17	1,085,242	0.1
962,000			Bank of America Corp., 5.700%, 01/24/22	1,157,779	0.1
1,314,000			Bank of America Corp., 8.000%, 12/29/49	1,454,915	0.1
1,418,000			Bank of Nova Scotia, 1.375%, 12/18/17	1,421,118	0.1
1,996,000		L	Barclays Bank PLC, 7.625%, 11/21/22	1,998,495	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
2,388,000		BB&T Corp., 3.950%, 03/22/22	$2,580,958	0.2
2,580,000		BBVA US Senior SAU, 4.664%, 10/09/15	2,646,822	0.2
436,000		Berkshire Hathaway Finance Corp., 4.400%, 05/15/42	451,517	0.0
816,000		Berkshire Hathaway, Inc., 3.400%, 01/31/22	879,759	0.1
1,611,000		BioMed Realty L.P., 4.250%, 07/15/22	1,682,047	0.1
777,000		Boston Properties L.P., 3.700%, 11/15/18	844,776	0.1
500,000	#	Caixa Economica Federal, 3.500%, 11/07/22	508,750	0.0
1,592,000	#	Charles Schwab Corp./The, 3.225%, 09/01/22	1,617,120	0.1
1,669,000		Citigroup, Inc., 3.953%, 06/15/16	1,797,436	0.2
2,000,000		Citigroup, Inc., 4.450%, 01/10/17	2,216,998	0.2
2,117,000		Citigroup, Inc., 4.500%, 01/14/22	2,363,895	0.2
624,000		Citigroup, Inc., 5.875%, 01/30/42	770,817	0.1
1,603,000		Citigroup, Inc., 5.900%, 12/29/49	1,625,585	0.1
958,000		Citigroup, Inc., 5.950%, 12/29/49	971,172	0.1
1,216,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	1,246,340	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,258,857	0.2
2,205,000		Digital Realty Trust L.P., 3.625%, 10/01/22	2,167,535	0.2
251,000		Discover Bank/Greenwood DE, 8.700%, 11/18/19	326,817	0.0
805,000	#	Discover Financial Services, 3.850%, 11/21/22	831,408	0.1
367,000		Discover Financial Services, 6.450%, 06/12/17	429,447	0.0
1,137,000		Equity One, Inc., 3.750%, 11/15/22	1,124,259	0.1
2,010,000	#	ERAC USA Finance LLC, 3.300%, 10/15/22	2,036,886	0.2
989,000		ERP Operating L.P., 4.625%, 12/15/21	1,114,912	0.1
1,036,000		Federal Realty Investment Trust, 3.000%, 08/01/22	1,026,438	0.1
573,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	589,130	0.1
1,065,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	1,367,591	0.1
849,000		General Electric Capital Corp., 3.150%, 09/07/22	868,211	0.1
1,043,000		General Electric Capital Corp., 3.350%, 10/17/16	1,120,223	0.1
2,490,000		General Electric Capital Corp., 4.650%, 10/17/21	2,843,470	0.2
967,000		General Electric Capital Corp., 5.300%, 02/11/21	1,123,305	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,312,441	0.1
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	1,929,095	0.2
1,073,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	1,184,971	0.1
869,000		Goldman Sachs Group, Inc., 3.300%, 05/03/15	906,171	0.1
2,174,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	2,572,177	0.2
675,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	786,084	0.1
1,058,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	1,221,785	0.1
610,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	766,383	0.1
1,269,000	#	HBOS PLC, 6.750%, 05/21/18	1,372,106	0.1
1,530,000		Health Care REIT, Inc., 2.250%, 03/15/18	1,529,982	0.1
1,301,000		HSBC Finance Corp., 6.676%, 01/15/21	1,544,552	0.1
418,000		HSBC Holdings PLC, 4.875%, 01/14/22	485,515	0.0
1,179,000		HSBC USA, Inc., 1.625%, 01/16/18	1,181,037	0.1
1,325,000		HSBC USA, Inc., 2.375%, 02/13/15	1,363,548	0.1
1,000,000	#	Hyundai Capital America, 4.000%, 06/08/17	1,080,015	0.1
3,950,000	#, L	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	4,157,174	0.4
907,000		International Lease Finance Corp., 5.875%, 08/15/22	961,484	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,208,105	0.1
559,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	598,130	0.1
800,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	947,000	0.1
326,000	L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	350,450	0.0
601,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	667,110	0.1
2,346,000		JPMorgan Chase & Co., 2.000%, 08/15/17	2,398,224	0.2
2,010,000		JPMorgan Chase & Co., 3.250%, 09/23/22	2,071,755	0.2
1,517,000		JPMorgan Chase & Co., 4.500%, 01/24/22	1,717,511	0.2
1,439,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,735,798	0.2
2,275,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	2,505,755	0.2
1,675,000		MetLife, Inc., 3.048%, 12/15/22	1,710,224	0.2
1,598,000		MetLife, Inc., 4.125%, 08/13/42	1,599,846	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
Financials (continued)
2,306,000	Morgan Stanley, 3.800%, 04/29/16	$2,422,089	0.2
2,746,000	Morgan Stanley, 4.750%, 03/22/17	2,997,737	0.3
1,039,000	Morgan Stanley, 5.500%, 07/28/21	1,180,554	0.1
435,000	MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	458,925	0.0
3,441,000	Murray Street Investment Trust I, 4.647%, 03/09/17	3,724,359	0.3
612,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	642,595	0.1
DKK	11	X	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/29	—	—
1,351,000	Northern Trust Corp., 2.375%, 08/02/22	1,336,109	0.1
1,630,000	PNC Bank NA, 2.700%, 11/01/22	1,632,057	0.1
1,544,000	Post Apartment Homes L.P., 3.375%, 12/01/22	1,537,478	0.1
1,462,000	Principal Financial Group, Inc., 3.125%, 05/15/23	1,452,996	0.1
1,539,000	Prudential Financial, Inc., 5.625%, 06/15/43	1,602,561	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,171,482	0.1
506,000	Regions Bank/Birmingham AL, 6.450%, 06/26/37	535,874	0.0
2,014,000	Regions Bank/Birmingham AL, 7.500%, 05/15/18	2,434,422	0.2
1,994,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,110,298	0.2
2,300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,478,250	0.2
600,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	646,500	0.1
2,000,000	#	Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22	2,047,500	0.2
1,005,000	Simon Property Group L.P., 4.125%, 12/01/21	1,117,064	0.1
1,221,000	#	Simon Property Group L.P., 1.500%, 02/01/18	1,215,114	0.1
682,000	Simon Property Group L.P., 4.750%, 03/15/42	731,341	0.1
923,000	SLM Corp., 4.625%, 09/25/17	945,601	0.1
755,000	SLM Corp., 6.000%, 01/25/17	821,062	0.1
1,007,000	SLM Corp., 8.000%, 03/25/20	1,155,532	0.1
436,000	The Bank of New York Mellon Corp., 1.969%, 06/20/17	449,972	0.0
2,000,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	2,080,000	0.2
1,000,000	UBS AG/Stamford CT, 7.625%, 08/17/22	1,105,378	0.1
1,108,000	Ventas Realty L.P. / Ventas Capital Corp., 2.000%, 02/15/18	1,109,634	0.1
1,418,000	Wells Fargo & Co., 2.100%, 05/08/17	1,467,066	0.1
1,508,000	L	Wells Fargo & Co., 1.500%, 01/16/18	1,511,716	0.1
150,219,431	13.0
Health Care: 2.2%
1,922,000	#	AbbVie, Inc., 2.900%, 11/06/22	1,959,164	0.2
692,000	Aetna, Inc., 1.500%, 11/15/17	693,942	0.1
929,000	Aetna, Inc., 2.750%, 11/15/22	922,222	0.1
1,095,000	Amgen, Inc., 3.625%, 05/15/22	1,177,746	0.1
785,000	Amgen, Inc., 3.875%, 11/15/21	862,775	0.1
366,000	Amgen, Inc., 5.150%, 11/15/41	412,270	0.0
1,018,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	1,058,799	0.1
1,268,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	1,356,538	0.1
565,000	AstraZeneca PLC, 1.950%, 09/18/19	573,020	0.0
666,000	AstraZeneca PLC, 4.000%, 09/18/42	674,332	0.0
3,270,000	Celgene Corp., 3.250%, 08/15/22	3,336,404	0.3
1,477,000	Gilead Sciences, Inc., 4.400%, 12/01/21	1,685,078	0.1
1,149,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,166,538	0.1
1,395,000	HCA, Inc., 7.250%, 09/15/20	1,551,938	0.1
884,000	Healthsouth Corp., 7.250%, 10/01/18	963,560	0.1
1,153,000	Humana, Inc., 3.150%, 12/01/22	1,147,642	0.1
637,000	Kaiser Foundation Hospitals, 4.875%, 04/01/42	724,409	0.1
1,054,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,004,213	0.1
2,180,000	WellPoint, Inc., 3.700%, 08/15/21	2,294,655	0.2
2,171,000	WellPoint, Inc., 4.625%, 05/15/42	2,244,423	0.2
25,809,668	2.2
Industrials: 1.3%
1,230,000	BE Aerospace, Inc., 6.875%, 10/01/20	1,374,525	0.1
990,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	1,041,571	0.1
1,175,000	Case New Holland, Inc., 7.875%, 12/01/17	1,395,312	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Industrials (continued)
1,096,000		FedEx Corp., 3.875%, 08/01/42	$1,072,708	0.1
2,603,000		General Electric Co., 4.125%, 10/09/42	2,680,346	0.2
1,700,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,806,250	0.2
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	756,000	0.1
798,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	863,372	0.1
310,000	#, L	Odebrecht Finance Ltd., 7.500%, 09/29/49	340,225	0.0
800,000		RZD Capital Ltd., 5.700%, 04/05/22	917,360	0.1
1,600,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,614,000	0.1
1,076,000	#	Turlock Corp., 2.750%, 11/02/22	1,073,690	0.1
			14,935,359	1.3
		Information Technology: 1.9%
150,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	155,625	0.0
1,120,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	1,212,400	0.1
3,929,000		eBay, Inc., 4.000%, 07/15/42	3,830,469	0.3
2,395,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	2,491,236	0.2
500,000		Fidelity National Information Services, Inc., 7.875%, 07/15/20	568,125	0.1
825,000	L	Hewlett-Packard Co., 2.600%, 09/15/17	804,278	0.1
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,691,692	0.2
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	669,606	0.1
1,365,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,610,700	0.1
1,393,000		Microsoft Corp., 3.500%, 11/15/42	1,348,226	0.1
2,080,000		Motorola Solutions, Inc., 3.750%, 05/15/22	2,127,006	0.2
1,144,000		Oracle Corp., 2.500%, 10/15/22	1,155,403	0.1
835,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	939,375	0.1
966,000		Symantec Corp., 2.750%, 06/15/17	994,150	0.1
494,000		Symantec Corp., 4.200%, 09/15/20	519,358	0.0
1,428,000		Xerox Corp., 4.500%, 05/15/21	1,513,194	0.1
			22,630,843	1.9
		Materials: 2.3%
1,570,000		Agrium, Inc., 3.150%, 10/01/22	1,561,472	0.1
3,890,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	3,972,845	0.3
200,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	202,864	0.0
250,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	272,813	0.0
2,000,000		Barrick Gold Corp., 3.850%, 04/01/22	2,118,868	0.2
2,570,000		Cabot Corp., 3.700%, 07/15/22	2,608,206	0.2
400,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	407,878	0.0
495,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	589,292	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,911,600	0.2
730,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	739,675	0.1
1,200,000		Rio Tinto Finance USA PLC, 2.875%, 08/21/22	1,209,047	0.1
1,010,000		Rio Tinto Finance USA PLC, 4.125%, 08/21/42	1,028,582	0.1
284,000		RPM International, Inc., 3.450%, 11/15/22	278,504	0.0
960,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,101,600	0.1
1,975,000		Teck Resources Ltd., 3.750%, 02/01/23	2,027,580	0.2
1,028,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,114,884	0.1
2,017,000	#	Xstrata Finance Canada Ltd., 4.000%, 10/25/22	2,040,613	0.2
827,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	888,956	0.1
2,017,000	#	Xstrata Finance Canada Ltd., 5.300%, 10/25/42	2,026,488	0.2
			26,101,767	2.3
		Telecommunication Services: 1.7%
1,608,000		AT&T, Inc., 5.350%, 09/01/40	1,874,320	0.2
1,045,000		CenturyLink, Inc., 5.800%, 03/15/22	1,105,566	0.1
800,000		CenturyLink, Inc., 6.000%, 04/01/17	886,554	0.1
425,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	463,781	0.0
450,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	498,375	0.0
586,000		Qwest Communications International, Inc., 7.125%, 04/01/18	613,620	0.1
770,000	#, L	Sable International Finance Ltd., 8.750%, 02/01/20	885,500	0.1
1,228,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	1,264,840	0.1
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,605,546	0.2
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,489,404	0.1
594,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	693,636	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
5,598,000		Verizon Communications, Inc., 1.950%, 03/28/14	$5,700,959	0.5
1,200,000		Windstream Corp., 7.000%, 03/15/19	1,233,000	0.1
			19,315,101	1.7
		Utilities: 2.1%
855,000		AES Corp., 8.000%, 10/15/17	991,800	0.1
1,191,000		Ameren Corp., 8.875%, 05/15/14	1,303,761	0.1
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	774,325	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	539,240	0.0
600,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	660,488	0.1
410,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	468,425	0.0
922,000		Commonwealth Edison Co., 3.400%, 09/01/21	996,320	0.1
2,330,000	L	Dominion Resources, Inc./VA, 2.750%, 09/15/22	2,352,752	0.2
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	726,941	0.1
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,511,723	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	984,308	0.1
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	982,981	0.1
557,000		Georgia Power Co., 2.850%, 05/15/22	574,358	0.0
609,000		Georgia Power Co., 4.300%, 03/15/42	639,411	0.0
1,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	1,060,000	0.1
314,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	322,653	0.0
113,314	#	Juniper Generation, LLC, 6.790%, 12/31/14	105,949	0.0
596,000	#	Korea Gas Corp., 6.250%, 01/20/42	800,595	0.1
618,000		Metropolitan Edison, 7.700%, 01/15/19	789,561	0.1
709,000		Nevada Power Co., 7.125%, 03/15/19	909,602	0.1
413,000		Nisource Finance Corp., 4.450%, 12/01/21	452,605	0.0
521,000		Nisource Finance Corp., 5.950%, 06/15/41	602,193	0.0
645,000		Nisource Finance Corp., 6.125%, 03/01/22	773,608	0.1
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	764,703	0.1
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,216,380	0.1
851,000		Oncor Electric Delivery Co. LLC, 7.500%, 09/01/38	1,153,838	0.1
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,319,394	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	1,045,116	0.1
			24,823,030	2.1
		Total Corporate Bonds/Notes
		(Cost $386,580,623)	404,658,710	35.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.9%
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,103,063	0.1
2,753,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	2,870,621	0.2
900,000	#	Arkle Master Issuer PLC, 2.011%, 05/17/60	925,750	0.1
850,000	#	Banc of America Re-Remic Trust, 2.959%, 12/10/30	885,382	0.1
24,511,097	#, ^	Banc of America Commercial Mortgage, Inc., 0.169%, 10/10/45	242,192	0.0
1,732,839	#	Banc of America Funding Corp., 5.250%, 08/26/35	1,776,946	0.2
2,614,647		Banc of America Funding Corp., 5.500%, 02/25/35	2,690,642	0.2
684,902	#	Banc of America Large Loan, Inc., 1.609%, 06/15/18	673,706	0.1
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.189%, 09/10/47	845,995	0.1
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.189%, 09/10/47	1,914,724	0.2
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.189%, 09/10/47	967,762	0.1
480,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.294%, 03/11/41	460,937	0.0
1,242,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.322%, 07/10/43	1,275,294	0.1
860,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.338%, 07/10/43	877,644	0.1
338,901	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	341,530	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
650,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	$632,883	0.1
2,320,000	#	BB-UBS Trust, 2.892%, 06/05/30	2,375,217	0.2
493,605		Bear Stearns Alternative-A Trust, 0.850%, 07/25/34	448,294	0.0
740,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	635,818	0.1
1,170,000	#	Bear Stearns Commercial Mortgage Securities, 5.573%, 04/12/38	1,190,470	0.1
240,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	239,377	0.0
550,000		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	521,287	0.0
133,590	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	133,626	0.0
1,166,551		Chase Mortgage Finance Corp., 5.194%, 12/25/35	1,151,029	0.1
1,449,803		Chase Mortgage Finance Corp., 6.000%, 05/25/37	1,270,956	0.1
2,598,286		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	2,660,163	0.2
995,356		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,024,366	0.1
7,725,960	#, ^	Citigroup Commercial Mortgage Trust, 2.263%, 09/10/45	1,040,687	0.1
4,182,055		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	3,566,843	0.3
27,260,000	#, ^	Commercial Mortgage Pass Through Certificates, 0.600%, 10/15/45	1,432,295	0.1
626,557	#	Commercial Mortgage Pass Through Certificates, 0.659%, 12/15/20	617,062	0.1
502,793	#	Commercial Mortgage Pass Through Certificates, 0.709%, 12/15/20	493,165	0.0
456,381	#	Commercial Mortgage Pass Through Certificates, 0.809%, 12/15/20	391,347	0.0
7,860,000	^	Commercial Mortgage Pass Through Certificates, 1.951%, 12/10/45	971,024	0.1
5,076,658	^	Commercial Mortgage Pass Through Certificates, 1.973%, 08/15/45	640,294	0.1
6,947,944	^	Commercial Mortgage Pass Through Certificates, 2.260%, 05/15/45	970,886	0.1
40,123		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	40,086	0.0
2,507,589		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	2,218,813	0.2
1,767,799		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	1,614,484	0.1
3,125,634		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	2,854,791	0.2
883,538		Countrywide Home Loan Mortgage Pass-through Trust, 0.530%, 04/25/35	191,170	0.0
3,572,545		Countrywide Alternative Loan Trust, 0.330%, 06/25/36	2,361,865	0.2
310,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	339,285	0.0
1,285,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.575%, 04/12/49	1,335,585	0.1
1,800,000	#	Credit Suisse First Boston Mortgage Securities Corp., 7.269%, 12/15/35	1,858,717	0.2
740,000		Credit Suisse First Boston Mortgage Securities Corp., 7.475%, 08/15/36	746,299	0.1
1,903,290		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.330%, 08/25/36	1,177,701	0.1
2,445,616		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.400%, 10/25/36	1,262,669	0.1
2,066,910		First Horizon Alternative Mortgage Securities, 0.510%, 12/25/36	1,265,761	0.1
2,824,790		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	2,444,150	0.2
2,066,910	^	First Horizon Alternative Mortgage Securities, 6.490%, 12/25/36	491,447	0.0
4,461,719		First Horizon Alternative Mortgage Securities, 6.000%, 05/25/36	3,784,354	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
661,525	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	$664,685	0.1
1,200,000	#	Fosse Master PLC, 1.725%, 10/18/54	1,224,942	0.1
2,018,743		Freddie Mac, 5.000%, 02/15/35	2,208,009	0.2
1,690,743		Freddie Mac, 5.500%, 07/15/37	1,945,857	0.2
2,034,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	1,976,498	0.2
700,000	#	Gracechurch Mortgage Financing PLC, 1.862%, 11/20/56	714,204	0.1
950,000		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	969,470	0.1
8,860,000	^	GS Mortgage Securities Corp. II, 2.411%, 11/10/45	1,355,716	0.1
1,540,000	#	GS Mortgage Securities Corp. II, 2.954%, 11/05/34	1,585,122	0.2
2,640,000	#	GS Mortgage Securities Corp. II, 3.007%, 12/10/30	2,702,304	0.2
2,140,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	2,139,455	0.2
161,364		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	164,105	0.0
48,660		GSR Mortgage Loan Trust, 0.710%, 06/25/35	46,120	0.0
2,090,990		GSR Mortgage Loan Trust, 5.500%, 05/25/36	1,865,208	0.2
845,701		GSR Mortgage Loan Trust, 5.500%, 07/25/35	872,843	0.1
1,161,000		GSR Mortgage Loan Trust, 6.000%, 01/25/37	1,117,447	0.1
2,900,000	#	Holmes Master Issuer PLC, 1.890%, 10/21/54	2,954,885	0.3
259,324		Homebanc Mortgage Trust, 1.070%, 08/25/29	221,417	0.0
966,223		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	818,593	0.1
15,265,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	448,052	0.0
13,220,000	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.958%, 12/15/47	1,629,922	0.1
17,268,997	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.052%, 06/16/45	2,004,096	0.2
468,451		JP Morgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	468,132	0.0
644,105		JP Morgan Commercial Mortgage Finance Corp., 8.305%, 08/15/32	659,898	0.1
4,194,246		JP Morgan Mortgage Trust, 6.000%, 01/25/36	4,175,089	0.4
4,210,555		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,786,260	0.3
100,872		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	101,536	0.0
1,479,859	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	1,483,536	0.1
377,231		JPMorgan Mortgage Trust, 5.279%, 07/25/35	379,400	0.0
5,000,000	#	Lanark Master Issuer PLC, 1.711%, 12/22/54	5,125,600	0.4
36,108,443	#, ^	LB-UBS Commercial Mortgage Trust, 0.240%, 09/15/39	633,898	0.1
53,982,664	#, ^	LB-UBS Commercial Mortgage Trust, 0.648%, 11/15/38	1,059,901	0.1
1,600,000		LB-UBS Commercial Mortgage Trust, 4.895%, 07/15/40	1,547,782	0.1
1,110,000		LB-UBS Commercial Mortgage Trust, 4.924%, 07/15/40	1,052,276	0.1
1,470,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	1,472,828	0.1
670,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	555,823	0.0
740,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	734,957	0.1
600,000	#	LB-UBS Commercial Mortgage Trust, 5.226%, 10/15/36	583,651	0.0
700,000	#	LB-UBS Commercial Mortgage Trust, 5.246%, 02/15/40	615,364	0.1
1,180,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	1,012,192	0.1
820,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	804,166	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.526%, 10/15/36	836,393	0.1
1,020,000		LB-UBS Commercial Mortgage Trust, 5.533%, 06/15/36	1,056,683	0.1
2,037,000		LB-UBS Commercial Mortgage Trust, 5.885%, 06/15/38	2,302,869	0.2
2,490,000		LB-UBS Commercial Mortgage Trust, 5.885%, 06/15/38	2,404,776	0.2
1,830,000	#	LB-UBS Commercial Mortgage Trust, 5.980%, 09/15/39	1,810,130	0.2
1,760,000	#	LB-UBS Commercial Mortgage Trust, 5.980%, 09/15/39	1,776,714	0.2
2,070,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,956,917	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
510,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	$535,054	0.0
301,707		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	302,254	0.0
2,220,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	2,317,215	0.2
—	#, ^	Merrill Lynch Mortgage Trust, 0.645%, 02/12/51	—	—
13,991,320	#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.937%, 08/15/45	1,584,087	0.1
10,348,961	#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.196%, 11/15/45	1,310,664	0.1
1,320,000	#	Morgan Stanley Capital I Trust 2007-TOP25, 5.614%, 11/12/49	658,286	0.1
1,620,000		Morgan Stanley Capital I Trust 2008-TOP29, 6.275%, 01/11/43	1,940,477	0.2
1,460,000		Morgan Stanley Capital I, Inc., 5.395%, 06/15/38	1,513,245	0.1
3,080,000		Morgan Stanley Capital I, Inc., 5.575%, 04/12/49	3,267,128	0.3
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	240,787	0.0
1,246,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,307,291	0.1
3,410,000		Morgan Stanley Capital I, 5.172%, 08/13/42	3,335,940	0.3
850,000		Morgan Stanley Capital I, 5.202%, 08/13/42	784,337	0.1
1,477,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,509,894	0.1
1,080,000		Morgan Stanley Capital I, 5.336%, 01/14/42	1,060,988	0.1
850,000		Morgan Stanley Capital I, 5.300%, 06/15/40	848,465	0.1
1,000,000	#	Morgan Stanley Capital I, 5.418%, 01/13/41	1,000,844	0.1
811,000		Morgan Stanley Capital I, 5.793%, 07/12/44	887,951	0.1
1,400,000	#	Morgan Stanley Capital I, 5.818%, 08/12/41	1,276,073	0.1
280,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	287,326	0.0
791,000	#	Morgan Stanley Dean Witter Capital I, 6.082%, 03/12/35	789,600	0.1
600,000	#	Morgan Stanley Dean Witter Capital I, 7.373%, 07/15/33	610,027	0.1
1,044,000	#	Morgan Stanley Reremic Trust, 5.843%, 12/17/43	1,068,309	0.1
1,306,014		RALI Trust, 6.000%, 09/25/35	1,238,506	0.1
19,209,118	#, ^	RBSCF Trust, 0.973%, 04/15/24	343,136	0.0
2,680,000	#	RBSCF Trust, 5.305%, 01/16/49	2,755,573	0.2
4,417,233		Residential Accredit Loans, Inc., 0.380%, 01/25/37	3,032,481	0.3
1,721,914		Residential Accredit Loans, Inc., 0.660%, 12/25/36	799,248	0.1
2,304,000	#	Silverstone Master Issuer PLC, 1.869%, 01/21/55	2,371,920	0.2
2,030,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	2,040,150	0.2
434,884		Structured Adjustable Rate Mortgage Loan Trust, 2.894%, 09/25/34	436,877	0.0
572,453		Structured Asset Mortgage Investments, Inc., 0.450%, 04/19/35	546,275	0.0
719,487		Structured Asset Securities Corp., 5.500%, 05/25/35	743,992	0.1
8,054,368	#, ^	UBS-Barclays Commercial Mortgage Trust, 1.827%, 05/10/63	833,399	0.1
605,529		Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	606,388	0.0
1,320,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	1,175,838	0.1
1,620,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	1,733,688	0.1
550,138		WaMu Mortgage Pass Through Certificates, 2.472%, 10/25/35	543,657	0.0
1,128,162		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	1,009,299	0.1
2,357,409		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	1,991,336	0.2
1,110,495		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,188,489	0.1
2,908,537		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,456,596	0.2
9,644,715	#, ^	Wells Fargo Mortgage Backed Securities Trust, 1.608%, 06/15/45	1,043,036	0.1
7,261,378	#, ^	Wells Fargo Mortgage Backed Securities Trust, 2.255%, 08/15/45	960,948	0.1
1,898,119		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 11/25/35	1,950,581	0.2
2,781,222		Wells Fargo Mortgage Backed Securities Trust, 5.573%, 04/25/36	2,756,467	0.2
1,544,861		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	1,459,694	0.1
		Total Collateralized Mortgage Obligations
		(Cost $188,138,115)	194,725,991	16.9

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 4.2%
		Automobile Asset-Backed Securities: 0.2%
1,000,000	#	Motor PLC, 1.286%, 02/25/20	$1,003,833	0.1
1,500,000	#	SMART Trust, 1.590%, 10/14/16	1,526,380	0.1
			2,530,213	0.2
		Credit Card Asset-Backed Securities: 0.5%
2,500,000	#	Cards II Trust, 0.659%, 09/15/17	2,512,782	0.2
1,250,000	#	Gracechurch Card Funding PLC, 0.909%, 02/15/17	1,262,065	0.1
2,200,000	#	Penarth Master Issuer PLC, 0.779%, 03/18/14	2,211,484	0.2
			5,986,331	0.5
		Home Equity Asset-Backed Securities: 0.4%
218,831		Freddie Mac Structured Pass-Through Securities, 0.460%, 05/25/31	215,468	0.0
45,522		Freddie Mac Structured Pass-Through Securities, 0.510%, 01/25/32	44,101	0.0
4,273,300		GSAA Trust, 0.270%, 10/25/36	1,987,046	0.2
3,834,694		GSAA Trust, 0.300%, 12/25/36	1,793,617	0.2
54,214		Residential Asset Securities Corp., 0.810%, 06/25/32	38,569	0.0
			4,078,801	0.4
		Other Asset-Backed Securities: 3.1%
983,353	#	Aimco CDO, 0.569%, 10/20/19	957,782	0.1
118,988	#	ARES CLO Funds, 0.548%, 09/18/17	118,442	0.0
900,000	#	ARES CLO Funds, 2.962%, 02/26/16	882,665	0.1
750,000	#	ARES CLO Ltd., 1.662%, 02/26/16	739,661	0.1
500,000	#	ARES CLO Ltd., 6.901%, 02/26/16	500,000	0.0
639,751	#	Atrium CDO Corp., 0.642%, 10/27/16	633,605	0.0
1,175,296	#	Black Diamond CLO Ltd., 0.579%, 06/20/17	1,158,572	0.1
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,059,509	0.1
76,239		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.810%, 07/25/33	69,754	0.0
2,080,000		CNH Equipment Trust, 0.870%, 11/15/19	2,078,353	0.2
719,063		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	722,505	0.1
1,087,752	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,102,507	0.1
1,188,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	1,186,268	0.1
1,800,000	#	Dryden Leveraged Loan CDO 2002-II, 2.608%, 09/17/16	1,800,148	0.2
2,100,000	#	Emporia Preferred Funding, 0.825%, 10/18/18	1,946,435	0.2
4,175,530		Fieldstone Mortgage Investment Corp., 0.370%, 11/25/36	1,617,216	0.1
4,559,487		Fieldstone Mortgage Investment Corp., 0.450%, 11/25/36	1,777,281	0.1
166,877	#	First CLO Ltd., 0.620%, 12/14/16	166,684	0.0
1,100,000	#	First CLO Ltd., 1.310%, 12/14/16	1,088,717	0.1
71,792	#	Granite Ventures Ltd., 0.600%, 12/15/17	71,765	0.0
1,575,000	#	Grayston CLO Ltd., 1.610%, 08/15/16	1,571,595	0.1
1,514,000	#	Gulf Stream - Compass CLO 2005-I Ltd., 1.060%, 05/15/17	1,493,552	0.1
1,000,000	#	Gulf Stream - Sextant CLO Ltd., 0.652%, 08/21/20	962,081	0.1
27,603	#	Gulf Stream Compass CLO Ltd., 0.700%, 07/15/16	27,598	0.0
3,100,000	#	Gulf Stream Compass CLO Ltd., 0.730%, 05/15/17	3,057,567	0.3
1,350,000	#	Gulf Stream Compass CLO Ltd., 1.590%, 07/15/16	1,327,309	0.1
1,000,000	#	Hewett’s Island CDO Ltd., 1.508%, 12/15/16	961,009	0.1
128,215	#	Katonah Ltd., 0.629%, 09/20/16	127,922	0.0
130,613	#	Landmark CDO Ltd., 1.190%, 01/15/16	130,591	0.0
436,993		Lehman XS Trust, 0.490%, 08/25/35	398,879	0.0
2,317,537	#	Lightpoint CLO Ltd., 0.568%, 09/15/17	2,278,456	0.2
54,792	#	Olympic CLO Ltd., 1.210%, 05/15/16	54,766	0.0
2,400,000	#	Olympic CLO Ltd., 1.810%, 05/15/16	2,390,767	0.2
952,680	#	Stanfield Modena CLO Ltd., 1.560%, 09/22/16	952,930	0.1
769,235	#	Wind River CLO Ltd., 0.639%, 12/19/16	759,992	0.1
			36,172,883	3.1
		Total Asset-Backed Securities
		(Cost $47,986,490)	48,768,228	4.2
U.S. TREASURY OBLIGATIONS: 15.8%
		U.S. Treasury Bonds: 3.9%
14,436,000	L	1.625%, due 11/15/22	14,262,320	1.2
31,759,000		2.750%, due 08/15/42	30,558,129	2.7
			44,820,449	3.9

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes: 11.9%
17,896,000		0.250%, due 11/30/14	$17,899,508	1.6
84,960,000		0.250%, due 12/15/15	84,714,466	7.3
2,323,000		0.625%, due 11/30/17	2,314,651	0.2
9,016,000		0.750%, due 12/31/17	9,028,676	0.8
9,802,000		1.000%, due 11/30/19	9,699,383	0.8
13,436,000		1.125%, due 12/31/19	13,387,711	1.2
			137,044,395	11.9
		Total U.S. Treasury Obligations
		(Cost $182,517,978)	181,864,844	15.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.5%
		Federal Home Loan Mortgage Corporation: 7.4%##
3,521,292	^^	—%, due 01/15/36	3,344,343	0.3
129,986		0.559%, due 02/15/32	130,487	0.0
1,756,000	W	3.000%, due 10/15/26	1,844,349	0.1
1,899,678		3.000%, due 02/01/27	2,026,799	0.2
3,693,781		3.000%, due 02/01/27	3,940,957	0.3
788,205		3.309%, due 03/15/38	829,679	0.1
1,459,000	W	3.500%, due 07/15/41	1,551,897	0.1
1,883,425		4.000%, due 10/01/41	2,014,194	0.2
4,723,652		4.000%, due 10/01/41	5,051,624	0.4
6,338,133		4.000%, due 12/01/41	6,778,201	0.6
1,049,147		4.500%, due 08/01/41	1,132,388	0.1
3,128,867		4.500%, due 08/01/41	3,377,117	0.3
3,248,943		4.500%, due 09/01/41	3,499,613	0.3
4,548,069		4.500%, due 10/01/41	4,908,921	0.4
2,187,833		4.500%, due 01/15/42	2,331,521	0.2
1,833,902	^	4.787%, due 03/15/33	2,006,822	0.2
248,714		4.841%, due 04/01/35	266,404	0.0
223,812	^	5.000%, due 05/15/17	3,036	0.0
960,112		5.000%, due 12/15/17	1,026,231	0.1
125,584		5.000%, due 02/15/32	126,760	0.0
669,833		5.000%, due 02/15/35	699,452	0.1
1,478,241		5.000%, due 02/15/35	1,648,488	0.1
641,685		5.000%, due 01/01/41	696,608	0.1
1,698,336		5.500%, due 11/15/22	1,848,982	0.2
433,734		5.500%, due 07/15/32	437,535	0.0
2,255,032		5.500%, due 12/15/32	2,518,335	0.2
982,602		5.500%, due 09/15/34	1,089,736	0.1
201,744		5.500%, due 09/15/35	202,787	0.0
9,033,709		5.500%, due 02/15/36	10,063,235	0.9
1,465,496		5.500%, due 08/15/36	1,712,570	0.1
1,161,469		5.500%, due 05/15/37	1,272,940	0.1
3,072,034		5.500%, due 06/15/37	3,406,536	0.3
30,464		5.640%, due 05/01/37	32,919	0.0
15,404,077	^	5.791%, due 05/15/36	2,337,251	0.2
5,577,043	^	5.841%, due 07/15/40	1,100,852	0.1
2,901		6.000%, due 04/01/14	3,047	0.0
9,339		6.000%, due 12/01/28	10,386	0.0
23,065		6.000%, due 01/01/29	25,652	0.0
659,043		6.000%, due 01/15/29	732,617	0.1
629,823		6.000%, due 01/15/29	712,428	0.1
761,157		6.000%, due 07/15/32	862,540	0.1
596,787	^	6.000%, due 04/15/33	107,236	0.0
3,849,163		6.000%, due 10/15/37	4,377,965	0.4
9,137,409	^	6.276%, due 06/15/36	1,633,562	0.1
17,168,177	^	6.391%, due 09/15/34	2,197,606	0.2
22,586		6.500%, due 01/01/24	25,356	0.0
26,413		6.500%, due 12/01/31	30,644	0.0
19,955		7.000%, due 11/01/31	23,528	0.0
12,294		7.000%, due 03/01/32	14,413	0.0
			86,016,549	7.4
		Federal National Mortgage Association: 14.8%##
225,748		0.609%, due 04/18/28	226,985	0.0
119,226		0.700%, due 10/25/33	120,145	0.0
135,697		0.760%, due 01/25/32	136,876	0.0
25,000,000	W	2.500%, due 01/15/28	26,148,438	2.3
10,879,000	W	3.000%, due 09/25/26	11,485,845	1.0
2,791,590		3.000%, due 10/01/27	2,948,705	0.3
27,500,000	W	3.000%, due 11/25/42	28,698,828	2.5
26,984,000	W	3.500%, due 06/25/42	28,776,960	2.5
982,046	^	4.000%, due 11/01/18	66,336	0.0
8,618,944	^	4.000%, due 04/25/41	1,580,793	0.1
2,287,271		4.000%, due 02/01/42	2,455,805	0.2
2,181,344		4.000%, due 03/01/42	2,367,977	0.2
917,831		4.000%, due 03/01/42	996,360	0.1
913,555		4.000%, due 06/01/42	991,718	0.1
6,529,491		4.000%, due 07/01/42	7,088,146	0.6
5,565,859		4.000%, due 07/01/42	6,042,067	0.5
2,000,796		4.000%, due 07/01/42	2,171,982	0.2
1,085,004		4.000%, due 07/01/42	1,177,835	0.1
943,649		4.000%, due 07/01/42	1,024,387	0.1
1,584,578		4.500%, due 11/01/40	1,717,686	0.1
1,105,713		4.500%, due 11/01/40	1,198,595	0.1
15,996		4.500%, due 12/01/40	17,339	0.0
25,346		4.500%, due 12/01/40	27,476	0.0
32,890		4.500%, due 01/01/41	35,653	0.0
27,546		4.500%, due 01/01/41	29,860	0.0
6,094,704		4.500%, due 09/01/41	6,618,100	0.6
2,244,575		4.500%, due 10/01/41	2,437,333	0.2
816,566		4.500%, due 11/01/41	886,691	0.1
559,270		4.999%, due 07/01/35	601,407	0.1
384,733		5.000%, due 05/25/32	389,405	0.0
670,937		5.000%, due 06/01/33	731,089	0.1
958,900		5.000%, due 07/25/34	981,621	0.1
1,662,309		5.000%, due 07/01/35	1,814,750	0.2
1,868,816		5.000%, due 08/01/35	2,029,355	0.2
239,919		5.000%, due 10/01/35	260,529	0.0
943,384		5.000%, due 01/01/36	1,026,990	0.1
615,427		5.000%, due 02/01/36	669,417	0.1
1,313,613		5.000%, due 07/01/36	1,431,385	0.1
1,669,093		5.000%, due 07/01/37	1,818,734	0.2
676,847		5.000%, due 11/01/40	762,911	0.1
550,993		5.000%, due 02/01/41	598,325	0.0
337,427		5.000%, due 05/01/41	368,417	0.0
842,970		5.000%, due 06/01/41	920,390	0.1
1,247,573		5.000%, due 06/01/41	1,362,153	0.1
46,832		5.500%, due 02/01/18	50,744	0.0
574,000		5.500%, due 08/25/34	634,054	0.1
1,220,040		5.500%, due 03/01/37	1,333,425	0.1
19,364,757	^	5.940%, due 11/25/39	2,505,453	0.2
64,778		6.000%, due 08/01/16	68,854	0.0
617		6.000%, due 12/01/16	655	0.0
29,692		6.000%, due 03/01/17	31,560	0.0
3,525		6.000%, due 07/01/17	3,792	0.0
264,540		6.000%, due 09/01/17	284,578	0.0
16,989		6.000%, due 11/01/17	18,058	0.0
17,750		6.000%, due 10/01/18	19,539	0.0
823,411		6.000%, due 07/25/29	923,240	0.1
349,740		6.000%, due 07/25/29	392,142	0.0
651,029		6.000%, due 04/25/31	735,797	0.1
965,012	^	6.000%, due 08/25/33	159,688	0.0
402,960		6.000%, due 09/01/36	441,227	0.0
423,875		6.000%, due 12/01/37	467,091	0.0
875,539		6.000%, due 02/01/38	977,838	0.1
1,523,373	^	6.490%, due 08/25/26	196,052	0.0
8,544		6.500%, due 02/01/28	9,680	0.0
6,567		6.500%, due 07/01/29	7,733	0.0
354		6.500%, due 06/01/31	419	0.0
156,051		6.500%, due 07/01/31	182,675	0.0
1,389		6.500%, due 09/01/31	1,641	0.0
498		6.500%, due 09/01/31	565	0.0
50,172		6.500%, due 11/01/31	59,293	0.0
23,455		6.500%, due 04/01/32	27,755	0.0
2,989		6.500%, due 08/01/32	3,537	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Federal National Mortgage Association (continued)
5,677			6.500%, due 08/01/32	$6,718	0.0
86,882			6.500%, due 01/01/33	102,813	0.0
59,690			6.500%, due 02/01/33	70,712	0.0
184,769			6.500%, due 12/01/33	218,884	0.0
4,548,800		^	6.530%, due 01/25/37	812,108	0.1
15,111,412		^	6.540%, due 10/25/35	2,821,030	0.2
26,040			7.000%, due 12/01/27	31,016	0.0
19,777			7.000%, due 01/01/30	23,658	0.0
12,482			7.000%, due 10/01/31	14,917	0.0
6,501			7.000%, due 03/01/32	7,769	0.0
1,058,971		^	7.476%, due 02/17/29	218,424	0.0
4,811			7.500%, due 09/01/30	5,874	0.0
4,101			7.500%, due 10/01/30	4,974	0.0
15,909			7.500%, due 10/01/30	17,584	0.0
11,135			7.500%, due 09/01/31	13,650	0.0
36,788			7.500%, due 02/01/32	44,804	0.0
1,361,701			22.199%, due 01/25/35	1,881,402	0.2
95,043			27.761%, due 02/25/34	135,326	0.0
1,131,783			32.402%, due 11/25/36	1,831,463	0.2
				171,042,010	14.8
			Government National Mortgage Association: 7.3%
5,910			1.750%, due 04/20/28	6,192	0.0
15,493,000		W	3.000%, due 08/15/42	16,473,417	1.4
26,002,000		W	3.500%, due 05/15/41	28,254,829	2.5
18,706,000		W	4.000%, due 01/15/40	20,521,068	1.8
1,373,867			4.000%, due 11/20/40	1,507,936	0.1
3,151,126			4.000%, due 10/20/41	3,353,597	0.3
1,512,201			4.500%, due 10/15/39	1,681,443	0.2
1,375,360			4.500%, due 11/15/39	1,529,287	0.1
1,281,525			4.500%, due 11/15/39	1,424,951	0.1
341,380			4.500%, due 12/15/39	379,586	0.0
430,476			4.500%, due 08/20/41	475,021	0.0
10,466,177		^	5.000%, due 06/16/39	446,940	0.0
1,214,721			5.140%, due 10/20/60	1,406,365	0.1
798,236			5.288%, due 10/20/60	929,190	0.1
10,066,186		^	5.639%, due 06/20/40	1,548,746	0.1
5,164,772		^	5.989%, due 06/20/38	604,202	0.1
6,875,921		^	5.989%, due 04/20/39	923,247	0.1
5,582,179		^	6.089%, due 05/20/39	643,694	0.1
5,317,756		^	6.189%, due 04/20/38	716,869	0.1
1,957,638		^	6.291%, due 05/16/38	328,805	0.0
5,844,915		^	6.339%, due 01/20/38	651,195	0.1
139,928			6.500%, due 09/16/38	164,279	0.0
228,605		^	8.041%, due 06/16/31	30,710	0.0
				84,001,569	7.3
			Total U.S. Government Agency Obligations
			(Cost $328,478,646)	341,060,128	29.5
FOREIGN GOVERNMENT BONDS: 7.3%
			Chemicals: 0.1%
1,500,000		#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,533,750	0.1
939,784			Argentina Government International Bond, 2.500%, 12/31/38	342,081	0.0
622,106			Argentina Government International Bond, 8.280%, 12/31/33	447,916	0.0
1,200,000		#	Aruba Government Bond, 4.625%, 09/14/23	1,213,200	0.1
BRL	48,467,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	26,012,379	2.3
2,768,000		L	Brazilian Government International Bond, 2.625%, 01/05/23	2,785,992	0.2
1,131,000			Colombia Government International Bond, 4.375%, 07/12/21	1,305,174	0.1
500,000			Colombia Government International Bond, 7.375%, 03/18/19	659,750	0.1
760,000			Colombia Government International Bond, 8.125%, 05/21/24	1,147,600	0.1
350,000		#	Costa Rica Government International Bond, 4.250%, 01/26/23	354,900	0.0
455,000			Costa Rica Government International Bond, 9.995%, 08/01/20	627,900	0.1
272,000			Croatia Government International Bond, 6.375%, 03/24/21	310,760	0.0
280,000			Dominican Republic International Bond, 7.500%, 05/06/21	327,320	0.0
250,000			Egypt Government International Bond, 6.875%, 04/30/40	238,125	0.0
232,000		#	El Salvador Government International Bond, 5.875%, 01/30/25	235,712	0.0
308,000			El Salvador Government International Bond, 7.650%, 06/15/35	353,430	0.0
500,000		#	Financing of Infrastrucural Projects State Enterprise, 9.000%, 12/07/17	502,500	0.0
908,000		L	Hungary Government International Bond, 6.375%, 03/29/21	1,006,972	0.1
400,000			Hungary Government International Bond, 7.625%, 03/29/41	464,000	0.0
2,121,000			Indonesia Government International Bond, 3.750%, 04/25/22	2,266,819	0.2
1,320,000		#	Indonesia Government International Bond, 3.750%, 04/25/22	1,410,750	0.1
1,246,000		±	Ivory Coast Government International Bond, 5.750%, 12/31/32	1,171,240	0.1
1,079,000			Lebanon Government International Bond, 6.100%, 10/04/22	1,092,488	0.1
1,100,000			Lithuania Government International Bond, 6.625%, 02/01/22	1,410,805	0.1
264,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	338,593	0.0
1,400,000		#, L	Mongolia Government International Bond, 5.125%, 12/05/22	1,379,000	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
Chemicals (continued)
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	$607,500	0.1
144,000	Panama Government International Bond, 5.200%, 01/30/20	172,728	0.0
693,000	Panama Government International Bond, 6.700%, 01/26/36	987,525	0.1
818,000	Peruvian Government International Bond, 5.625%, 11/18/50	1,064,627	0.1
2,798,000	Philippine Government International Bond, 4.000%, 01/15/21	3,147,750	0.3
706,000	Poland Government International Bond, 3.000%, 03/17/23	706,000	0.1
418,000	Poland Government International Bond, 5.000%, 03/23/22	494,703	0.0
1,400,000	Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	1,554,000	0.1
332,000	Republic of Ghana, 8.500%, 10/04/17	385,120	0.0
600,000	Republic of Iraq, 5.800%, 01/15/28	571,500	0.1
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	994,000	0.1
524,000	Romanian Government International Bond, 6.750%, 02/07/22	638,625	0.1
RUB	193,733,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	7,025,928	0.6
658,750	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	847,416	0.1
630,000	#	Republic of Serbia, 5.250%, 11/21/17	656,775	0.1
550,000	Republic of Serbia, 7.250%, 09/28/21	634,563	0.1
ZAR	42,279,106	South Africa Government Bond, 6.250%, 03/31/36	4,053,104	0.4
500,000	Sri Lanka Government International Bond, 5.875%, 07/25/22	535,000	0.0
500,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	535,000	0.0
678,000	Turkey Government International Bond, 5.125%, 03/25/22	781,395	0.1
200,000	Turkey Government International Bond, 6.250%, 09/26/22	249,800	0.0
600,000	Turkey Government International Bond, 7.375%, 02/05/25	814,500	0.1
2,663,000	Turkey Government International Bond, 7.500%, 11/07/19	3,451,248	0.3
715,000	#	Ukraine Government International Bond, 7.800%, 11/28/22	722,150	0.1
1,737,000	Ukraine Government International Bond, 9.250%, 07/24/17	1,893,330	0.2
410,000	Uruguay Government International Bond, 7.625%, 03/21/36	637,140	0.1
189,180	&	Uruguay Government International Bond, 7.875%, 01/15/33	294,459	0.0
800,000	Vietnam Government International Bond, 6.750%, 01/29/20	916,000	0.1
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	300,000	0.0
Total Foreign Government Bonds
(Cost $80,200,356)	84,611,042	7.3

Shares	Value	Percentage of Net Assets
PREFERRED STOCK: 0.8%
Financials: 0.8%
56,000	@, P	Bank of New York Mellon Corp./The	$1,407,280	0.1
23,000	@, P	Citigroup Capital XIII	641,700	0.1
92,000	@, P	Discover Financial Services	2,323,000	0.2
64,000	@, P	PNC Financial Services Group, Inc.	1,773,440	0.2
45,155	@, P	US Bancorp	1,252,600	0.1
49,000	@, P	US Bancorp	1,403,360	0.1
Total Preferred Stock
(Cost $8,293,125)	8,801,380	0.8

# of Contracts	Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
Interest Rate Swaptions: 0.1%
13,170,000	@	Call Swaption, Receive a floating rate based on 3-month-USD-LIBOR and pay a fixed rate equal to 2.828%, Exp. 10/25/13 Counterparty: Deutsche Bank AG	$708,060	0.0
13,170,000	@	Put Swaption, Receive a fixed rate equal to 2.828% and pay a floating based on 3-month-USD-LIBOR, Exp. 10/25/13 Counterparty: Deutsche Bank AG	825,899	0.1
1,533,959	0.1
Total Purchased Options
(Cost $1,966,281)	1,533,959	0.1
Total Long-Term Investments
(Cost $1,224,161,614)	1,266,024,282	109.6

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
			Securities Lending Collateralcc(1): 2.1%
5,686,244			Barclays Bank PLC, Repurchase Agreement dated 12/31/12, 0.30%, due 01/02/13 (Repurchase Amount $5,686,337, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $5,799,969, due 08/01/27-01/01/43)	$5,686,244	0.5
5,686,244			Citigroup, Inc., Repurchase Agreement dated 12/31/12, 0.20%, due 01/02/13 (Repurchase Amount $5,686,306, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,799,969, due 10/01/16-12/20/42)	5,686,244	0.5
1,196,912			JPMorgan Chase & Co., Repurchase Agreement dated 12/31/12, 0.18%, due 01/02/13 (Repurchase Amount $1,196,924, collateralized by various U.S. Government Securities, 0.750%-1.625%, Market Value plus accrued interest $1,220,852, due 10/31/17-08/15/22)	1,196,912	0.1
5,686,244			Merrill Lynch & Co., Inc., Repurchase Agreements dated 12/31/12, 0.15%-0.19%, due 01/02/13 (Repurchase Amount $5,686,302, collateralized by various U.S. Government Agency Obligations, 0.500%-6.000%, Market Value plus accrued interest $5,799,970, due 08/09/13-06/20/42)	5,686,244	0.5
5,686,244			Nomura Securities, Repurchase Agreement dated 12/31/12, 0.35%, due 01/02/13 (Repurchase Amount $5,686,353, collateralized by various U.S. Government Agency Obligations, 0.000%-6.101%, Market Value plus accrued interest $5,799,969, due 03/10/14-12/20/42)	5,686,244	0.5
				23,941,888	2.1
			Foreign Government Bonds: 1.5%
MXN	58,879,100	Z	Mexico Cetes, 4.260%, 03/21/13	4,512,259	0.4
MXN	170,720,000	Z	Mexico Cetes, 4.450%, 09/19/13	12,792,873	1.1
				17,305,132	1.5

Shares			Value	Percentage of Net Assets
Mutual Funds: 4.1%
47,338,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $47,338,000)	$47,338,000	4.1
Total Short-Term Investments
		(Cost $88,529,128)	88,585,020	7.7

		Total Investments in Securities (Cost $1,312,690,742)	$1,354,609,302	117.3
		Liabilities in Excess of Other Assets	(200,018,808)	(17.3)
		Net Assets	$1,154,590,494	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	&	Payment-in-kind
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at December 31, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
DKK	Danish Krone
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $1,075,938,224.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$32,625,135
	Gross Unrealized Depreciation	(13,876,115)
	Net Unrealized Appreciation	$18,749,020

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Preferred Stock	$5,071,100	$3,730,280	$—	$8,801,380
Purchased Options	—	1,533,959	—	1,533,959
Corporate Bonds/Notes	—	404,658,710	—	404,658,710
Collateralized Mortgage Obligations	—	188,398,415	6,327,576	194,725,991
Short-Term Investments	47,338,000	41,247,020	—	88,585,020
Foreign Government Bonds	—	84,611,042	—	84,611,042
U.S. Treasury Obligations	—	181,864,844	—	181,864,844
U.S. Government Agency Obligations	—	341,060,128	—	341,060,128
Asset-Backed Securities	—	48,768,228	—	48,768,228
Total Investments, at fair value	$52,409,100	$1,295,872,626	$6,327,576	$1,354,609,302
Other Financial Instruments+
Swaps	—	527,896	—	527,896
Futures	1,109,437	—	—	1,109,437
Forward Foreign Currency Contracts	—	618,737	—	618,737
Total Assets	$53,518,537	$1,297,019,259	$6,327,576	$1,356,865,372
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(3,712,577)	$—	$(3,712,577)
Futures	(378,249)	—	—	(378,249)
Forward Foreign Currency Contracts	—	(1,477,257)	—	(1,477,257)
Total Liabilities	$(378,249)	$(5,189,834)	$—	$(5,568,083)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

At December 31, 2012, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indonesian Rupiah	22,061,100,000	Buy	01/11/13	$2,265,000	$2,286,810	$21,810
Barclays Bank PLC	Hungarian Forint	911,836,380	Buy	01/11/13	4,186,000	4,126,647	(59,353)
Barclays Bank PLC	Mexican Peso	31,758,509	Buy	03/08/13	2,427,000	2,442,479	15,479
Barclays Bank PLC	Polish Zloty	7,255,240	Buy	03/08/13	2,346,000	2,328,815	(17,185)
Barclays Bank PLC	Thai Baht	48,117,869	Buy	03/08/13	1,567,000	1,567,259	259
Barclays Bank PLC	South African Rand	17,648,791	Buy	03/08/13	2,058,000	2,063,546	5,546
Barclays Bank PLC	EU Euro	9,574,260	Buy	03/08/13	12,387,992	12,644,618	256,626
Citigroup, Inc.	Colombian Peso	5,066,135,400	Buy	03/08/13	2,854,000	2,850,633	(3,367)
Citigroup, Inc.	Indian Rupee	320,525,200	Buy	03/08/13	5,847,933	5,778,996	(68,937)
Deutsche Bank AG	Russian Ruble	53,105,000	Buy	01/11/13	1,720,000	1,735,604	15,604
Deutsche Bank AG	Mexican Peso	18,361,835	Buy	03/08/13	1,417,508	1,412,170	(5,338)
Deutsche Bank AG	South African Rand	44,143,818	Buy	03/08/13	5,132,361	5,161,420	29,059
Deutsche Bank AG	Mexican Peso	1,163,980	Buy	03/08/13	89,884	89,519	(365)
Deutsche Bank AG	South African Rand	17,643,353	Buy	03/08/13	2,011,530	2,062,910	51,380
Deutsche Bank AG	Chinese Yuan	18,242,409	Buy	08/09/13	2,897,000	2,889,025	(7,975)
HSBC	Brazilian Real	11,999,776	Buy	01/11/13	5,813,000	5,854,122	41,122
HSBC	Brazilian Real	19,791,056	Buy	01/11/13	9,657,000	9,655,118	(1,882)
HSBC	South Korean Won	3,119,199,900	Buy	03/08/13	2,897,000	2,902,388	5,388
HSBC	Malaysian Ringgit	15,875,748	Buy	03/08/13	5,178,000	5,168,338	(9,662)
JPMorgan Chase & Co.	Turkish Lira	4,140,518	Buy	03/08/13	2,304,000	2,301,287	(2,713)
JPMorgan Chase & Co.	Mexican Peso	3,808,660	Buy	03/08/13	297,450	292,916	(4,534)
JPMorgan Chase & Co.	Mexican Peso	97,893,412	Buy	03/08/13	7,508,430	7,528,774	20,344
							$281,306

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Russian Ruble	90,417,849	Sell	01/11/13	$2,973,000	$2,955,082	$17,918
Barclays Bank PLC	Colombian Peso	3,622,635,000	Sell	03/08/13	2,007,000	2,038,399	(31,399)
Barclays Bank PLC	EU Euro	350,559	Sell	03/08/13	464,000	462,979	1,021
Barclays Bank PLC	Mexican Peso	153,082,660	Sell	03/08/13	11,681,687	11,773,262	(91,575)
Barclays Bank PLC	South African Rand	84,198,864	Sell	03/08/13	9,344,527	9,844,769	(500,242)
Citigroup, Inc.	EU Euro	9,146,417	Sell	03/08/13	11,875,278	12,079,570	(204,292)
Credit Suise Group AG	Peruvian Nuevo Sol	6,190,638	Sell	03/08/13	2,406,000	2,417,110	(11,110)
Deutsche Bank AG	Brazilian Real	31,322,889	Sell	01/11/13	14,937,000	15,280,952	(343,952)
Deutsche Bank AG	Russian Ruble	22,517,378	Sell	01/11/13	703,503	735,924	(32,421)
Deutsche Bank AG	Indian Rupee	154,011,780	Sell	03/08/13	2,781,000	2,776,797	4,203
Deutsche Bank AG	South African Rand	13,366,224	Sell	03/08/13	1,486,751	1,562,817	(76,066)
HSBC	Mexican Peso	8,722,725	Sell	03/08/13	681,000	670,846	10,154
HSBC	Brazilian Real	49,314,690	Sell	01/11/13	24,070,036	24,058,299	11,737
JPMorgan Chase & Co.	Czech Koruna	55,126,318	Sell	03/08/13	2,897,000	2,901,889	(4,889)
JPMorgan Chase & Co.	Mexican Peso	113,974,641	Sell	03/08/13	8,876,633	8,765,546	111,087
							$(1,139,826)

ING Intermediate Bond Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	272	03/28/13	$59,967,503	$16,323
U.S. Treasury 5-Year Note	82	03/28/13	10,201,953	(13,822)
U.S. Treasury Ultra Long Bond	103	03/19/13	16,747,156	(360,758)
			$86,916,612	$(358,257)
Short Contracts
U.S. Treasury 10-Year Note	(324)	03/19/13	(43,021,125)	(3,669)
U.S. Treasury Long Bond	(444)	03/19/13	(65,490,000)	1,093,114
			$(108,511,125)	$1,089,445

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

ING Intermediate Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on December 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.19 Index	Buy	(1.000)	12/20/17	USD	57,813,000	$(128,246)	$(205,093)	$76,847
							$(128,246)	$(205,093)	$76,847

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,311,000	98,445	61,047	37,398
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	640,000	48,059	31,052	17,007
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	5,079,000	381,392	128,708	252,684
							$527,896	220,807	$307,089

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	76.806	USD	1,311,000	$(441,065)	$(77,207)	$(363,858)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	76.806	USD	641,000	(215,654)	(34,604)	(181,050)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 12/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	76.806	USD	1,271,000	$(427,608)	$(67,747)	$(359,861)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	76.806	USD	2,540,000	(854,543)	(67,943)	(786,600)
								$(1,938,870)	(247,501)	$(1,691,369)

(1)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

ING Intermediate Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on December 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	51,500,000	$(1,645,461)	$—	$(1,645,461)
				$(1,645,461)	$—	$(1,645,461)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2012:

Derivatives Fair Value*
Credit contracts	$(1,539,220)
Foreign exchange contracts	(858,520)
Interest rate contracts	619,686
Total	$(1,778,054)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Short Term Bond Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 54.4%
		Consumer Discretionary: 2.9%
200,000		Amazon.com, Inc., 1.200%, 11/29/17	$199,061	0.4
500,000		DISH DBS Corp., 7.125%, 02/01/16	562,500	1.1
250,000		McDonald’s Corp., 0.750%, 05/29/15	251,941	0.5
200,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	212,868	0.4
250,000		Walt Disney Co., 1.100%, 12/01/17	250,728	0.5
			1,477,098	2.9
		Consumer Staples: 6.2%
200,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	200,634	0.4
250,000		Coca-Cola Co., 1.800%, 09/01/16	258,368	0.5
200,000		Costco Wholesale Corp., 1.125%, 12/15/17	201,504	0.4
200,000		HJ Heinz Co., 1.500%, 03/01/17	202,925	0.4
250,000		Kellogg Co., 1.125%, 05/15/15	252,554	0.5
200,000	#	Kraft Foods Group, Inc., 1.625%, 06/04/15	203,675	0.4
200,000		Lorillard Tobacco Co., 3.500%, 08/04/16	211,761	0.4
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	205,029	0.4
200,000		PepsiCo, Inc., 0.700%, 08/13/15	200,369	0.4
200,000		PepsiCo, Inc., 1.250%, 08/13/17	200,904	0.4
200,000		Philip Morris International, Inc., 2.500%, 05/16/16	210,475	0.4
250,000		Procter & Gamble Co., 1.450%, 08/15/16	254,890	0.5
150,000		Reynolds American, Inc., 1.050%, 10/30/15	150,045	0.3
200,000	#	SABMiller Holdings, Inc., 1.850%, 01/15/15	204,027	0.4
200,000		Wal-Mart Stores, Inc., 1.625%, 04/15/14	203,376	0.4
			3,160,536	6.2
		Energy: 3.4%
200,000		BP Capital Markets PLC, 0.700%, 11/06/15	199,837	0.4
250,000		Chevron Corp., 1.104%, 12/05/17	251,947	0.5
200,000		ConocoPhillips, 4.600%, 01/15/15	216,232	0.4
200,000		Enterprise Products Operating, LLC, 1.250%, 08/13/15	201,342	0.4
200,000		Marathon Oil Corp., 0.900%, 11/01/15	200,284	0.4
200,000	#	Phillips 66, 1.950%, 03/05/15	204,163	0.4
250,000		Shell International Finance BV, 3.100%, 06/28/15	264,980	0.5
200,000		Total Capital International SA, 0.750%, 01/25/16	199,343	0.4
			1,738,128	3.4
		Financials: 23.7%
150,000		Allstate Corp., 6.200%, 05/16/14	161,146	0.3
200,000		American Express Credit Corp., 1.750%, 06/12/15	204,296	0.4
200,000	#	American Honda Finance Corp., 1.000%, 08/11/15	201,241	0.4
200,000		Bank of America Corp., 1.500%, 10/09/15	201,142	0.4
300,000		Bank of America Corp., 3.750%, 07/12/16	320,859	0.6
300,000		Bank of Montreal, 0.800%, 11/06/15	299,755	0.6
350,000		Bank of New York Mellon Corp., 1.200%, 02/20/15	353,915	0.7
300,000		Bank of Nova Scotia, 0.750%, 10/09/15	298,536	0.6
300,000		Barclays Bank PLC, 2.375%, 01/13/14	305,142	0.6
250,000		BB&T Corp., 1.600%, 08/15/17	253,190	0.5
250,000		Berkshire Hathaway Finance Corp., 2.450%, 12/15/15	262,984	0.5
200,000		BlackRock, Inc., 1.375%, 06/01/15	203,227	0.4
200,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	200,982	0.4
400,000		Caterpillar Financial Services Corp., 0.700%, 11/06/15	399,225	0.8
200,000		Charles Schwab Corp., 0.850%, 12/04/15	200,582	0.4
500,000		CIT Group, Inc., 5.000%, 05/15/17	532,500	1.1
400,000		Citigroup, Inc., 2.650%, 03/02/15	412,097	0.8
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.125%, 10/13/15	258,179	0.5
250,000		Credit Suisse/New York NY, 3.500%, 03/23/15	263,761	0.5
200,000		Fifth Third Bancorp., 3.625%, 01/25/16	213,791	0.4
200,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	204,217	0.4
200,000		General Electric Capital Corp., 1.000%, 12/11/15	200,933	0.4

PORTFOLIO OF INVESTMENTS
ING Short Term Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Financials (continued)
500,000		General Electric Capital Corp., 4.875%, 03/04/15	$541,707	1.1
250,000		Goldman Sachs Group, Inc., 0.719%, 07/22/15	245,460	0.5
200,000		Health Care REIT, Inc., 3.625%, 03/15/16	211,303	0.4
250,000		HSBC USA, Inc., 2.375%, 02/13/15	257,273	0.5
200,000	#	International Lease Finance Corp., 6.500%, 09/01/14	214,500	0.4
300,000		John Deere Capital Corp., 1.600%, 03/03/14	304,023	0.6
450,000		JPMorgan Chase & Co., 3.150%, 07/05/16	477,023	0.9
150,000		JPMorgan Chase & Co., 3.700%, 01/20/15	158,001	0.3
150,000		MetLife, Inc., 1.756%, 12/15/17	152,484	0.3
200,000	#	MetLife Institutional Funding II, 1.625%, 04/02/15	203,865	0.4
250,000		Morgan Stanley, 5.450%, 01/09/17	276,816	0.6
250,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	253,897	0.5
200,000	#	New York Life Global Funding, 1.300%, 01/12/15	202,708	0.4
250,000		PNC Funding Corp., 4.250%, 09/21/15	272,642	0.5
200,000		Prudential Financial, Inc., 3.875%, 01/14/15	211,699	0.4
200,000		Royal Bank of Canada, 1.150%, 03/13/15	202,280	0.4
200,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	204,800	0.4
250,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	254,731	0.5
200,000		State Street Corp., 2.875%, 03/07/16	212,287	0.4
250,000		UBS AG/Stamford CT, 3.875%, 01/15/15	264,280	0.5
300,000		US Bancorp, 2.200%, 11/15/16	312,766	0.6
150,000		Wells Fargo & Co., 1.500%, 01/16/18	150,370	0.3
350,000		Wells Fargo & Co., 1.500%, 07/01/15	356,248	0.7
200,000		Westpac Banking Corp., 2.000%, 08/14/17	206,167	0.4
			12,099,030	23.7
		Health Care: 6.7%
250,000	#	AbbVie, Inc., 1.200%, 11/06/15	251,825	0.5
200,000		Aetna, Inc., 1.500%, 11/15/17	200,561	0.4
200,000		Covidien International Finance SA, 1.350%, 05/29/15	202,826	0.4
200,000		Eli Lilly & Co., 4.200%, 03/06/14	208,716	0.4
250,000		Genentech, Inc., 4.750%, 07/15/15	275,852	0.6
200,000		GlaxoSmithKline Capital PLC, 0.750%, 05/08/15	201,080	0.4
200,000		Johnson & Johnson, 1.200%, 05/15/14	202,431	0.4
250,000		McKesson Corp., 0.950%, 12/04/15	250,510	0.5
200,000		Medtronic, Inc., 3.000%, 03/15/15	210,253	0.4
200,000		Novartis Capital Corp., 2.900%, 04/24/15	210,355	0.4
200,000		Pfizer, Inc., 5.350%, 03/15/15	220,363	0.4
200,000		St. Jude Medical, Inc., 2.500%, 01/15/16	207,424	0.4
200,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	200,776	0.4
500,000	#	Valeant Pharmaceuticals International, 6.750%, 10/01/17	542,500	1.1
			3,385,472	6.7
		Industrials: 1.6%
200,000		CSX Corp., 6.250%, 04/01/15	224,057	0.4
200,000		General Electric Co., 0.850%, 10/09/15	200,826	0.4
200,000		United Parcel Service, Inc., 1.125%, 10/01/17	200,516	0.4
200,000		United Technologies Corp., 1.200%, 06/01/15	202,969	0.4
			828,368	1.6
		Information Technology: 3.8%
200,000		Cisco Systems, Inc., 1.625%, 03/14/14	203,053	0.4
350,000		International Business Machines Corp., 1.950%, 07/22/16	363,957	0.7
250,000		Intel Corp., 1.950%, 10/01/16	258,435	0.5
250,000		Microsoft Corp., 2.950%, 06/01/14	259,300	0.5
150,000		NetApp, Inc., 2.000%, 12/15/17	149,585	0.3
250,000		Oracle Corp., 1.200%, 10/15/17	250,940	0.5
200,000		Symantec Corp., 2.750%, 09/15/15	206,971	0.4
250,000		Texas Instruments, Inc., 0.450%, 08/03/15	248,871	0.5
			1,941,112	3.8

PORTFOLIO OF INVESTMENTS
ING Short Term Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

		Materials: 2.3%
200,000		Dow Chemical Co., 5.900%, 02/15/15	$220,744	0.4
250,000		Eastman Chemical Co., 2.400%, 06/01/17	258,495	0.5
200,000		Ecolab, Inc., 1.000%, 08/09/15	200,672	0.4
300,000		EI du Pont de Nemours & Co., 1.750%, 03/25/14	305,118	0.6
200,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	199,684	0.4
			1,184,713	2.3
		Telecommunication Services: 1.7%
250,000		AT&T, Inc., 5.625%, 06/15/16	287,101	0.6
300,000		Verizon Communications, Inc., 1.950%, 03/28/14	305,518	0.6
250,000		Vodafone, 2.875%, 03/16/16	264,338	0.5
			856,957	1.7
		Utilities: 2.1%
200,000		Commonwealth Edison Co., 1.625%, 01/15/14	202,202	0.4
200,000		Dominion Resources, Inc., 2.250%, 09/01/15	207,357	0.4
200,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	201,542	0.4
250,000		Georgia Power Co., 0.625%, 11/15/15	249,617	0.5
200,000		Georgia Power Co., 0.750%, 08/10/15	200,675	0.4
			1,061,393	2.1
		Total Corporate Bonds/Notes
		(Cost $27,737,147)	27,732,807	54.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.8%
		Federal National Mortgage Association: 1.8%##
824,249		5.000%, due 07/01/34	898,146	1.8

		Total U.S. Government Agency Obligations
		(Cost $894,310)	898,146	1.8

		Total Long-Term Investments
		(Cost $28,631,457)	28,630,953	56.2

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 45.2%
		Mutual Funds: 45.2%
23,032,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $23,032,000)	$23,032,000	45.2
		Total Short-Term Investments
		(Cost $23,032,000)	23,032,000	45.2
		Total Investments in Securities (Cost $51,663,457)	$51,662,953	101.4
		Liabilities in Excess of Other Assets	(692,912)	(1.4)
		Net Assets	$50,970,041	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$18,946
		Gross Unrealized Depreciation	(19,450)
		Net Unrealized Depreciation	$(504)

PORTFOLIO OF INVESTMENTS
ING Short Term Bond Fund	as of December 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$27,732,807	$—	$27,732,807
U.S. Government Agency Obligations	—	898,146	—	898,146
Short-Term Investments	23,032,000	—	—	23,032,000
Total Investments, at fair value	$23,032,000	$28,630,953	$—	$51,662,953

PORTFOLIO OF INVESTMENTS
ING Strategic Income Fund	as of December 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 75.2%
		Affiliated Investment Companies: 75.2%
74,252		ING Floating Rate Fund - Class I	$757,368	14.8
60,827		ING Emerging Markets Corporate Debt Fund Class P	636,253	12.5
49,108		ING Emerging Markets Hard Currency Sovereign Debt Fund Class P	511,219	10.0
87,315		ING Emerging Markets Local Currency Debt Fund Class P	908,952	17.8
125,281		ING High Yield Bond Fund - Class I	1,023,548	20.1
		Total Mutual Funds
		(Cost $3,777,574)	3,837,340	75.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.338%, 07/10/43	$10,123	0.2
11,953		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	12,156	0.2
1,000,000	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.361%, 12/15/47	29,351	0.6
		Total Collateralized Mortgage Obligations
		(Cost $52,120)	51,630	1.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.3%
		Federal National Mortgage Association: 10.0%##
490,000	W	3.000%, due 11/25/42	511,361	10.0

		Government National Mortgage Association: 5.3%
250,000	W	3.500%, due 05/15/41	271,660	5.3
		Total U.S. Government Agency Obligations
		(Cost $782,949)	783,021	15.3
U.S. TREASURY OBLIGATIONS: 23.0%
		U.S. Treasury Bonds: 5.8%
248,000		1.625%, due 11/15/22	245,016	4.8
50,000		2.750%, due 08/15/42	48,110	1.0
			293,126	5.8
		U.S. Treasury Notes: 17.2%
479,000		0.250%, due 10/31/14	479,150	9.4
5,000		0.375%, due 11/15/15	5,005	0.1
2,000		0.625%, due 11/30/17	1,993	0.0
390,000		1.250%, due 10/31/19	392,955	7.7
			879,103	17.2
		Total U.S. Treasury Obligations
		(Cost $1,176,285)	1,172,229	23.0
		Total Long-Term Investments
		(Cost $5,788,928)	5,844,220	114.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
9,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $9,000)	$9,000	0.2
		Total Short-Term Investments
		(Cost $9,000)	9,000	0.2
		Total Investments in Securities (Cost $5,797,928)	$5,853,220	114.7
		Liabilities in Excess of Other Assets	(751,479)	(14.7)
		Net Assets	$5,101,741	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Cost for federal income tax purposes is $5,798,222.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$60,988
		Gross Unrealized Depreciation	(5,990)
		Net Unrealized Appreciation	$54,998

PORTFOLIO OF INVESTMENTS
ING Strategic Income Fund	as of December 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Mutual Funds	$3,837,340	$—	$—	$3,837,340
Collateralized Mortgage Obligations	—	51,630	—	51,630
U.S. Treasury Obligations	—	1,172,229	—	1,172,229
U.S. Government Agency Obligations	—	783,021	—	783,021
Short-Term Investments	9,000	—	—	9,000
Total Investments, at fair value	$3,846,340	$2,006,880	$—	$5,853,220
Other Financial Instruments+
Futures	282	—	—	282
Forward Foreign Currency Contracts	—	1,527	—	1,527
Total Assets	$3,846,622	$2,008,407	$—	$5,855,029
Liabilities Table
Other Financial Instruments+
Futures	$(2,146)	$—	$—	$(2,146)
Forward Foreign Currency Contracts	—	(4,876)	—	(4,876)
Total Liabilities	$(2,146)	$(4,876)	$—	$(7,022)

+                               Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At December 31, 2012, the following forward foreign currency contracts were outstanding for the ING Strategic Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Brazilian Real	103,260	Buy	01/11/13	$50,000	$50,376	$376
Citigroup, Inc.	Indian Rupee	2,746,525	Buy	03/08/13	50,110	49,519	(591)
							$(215)

Barclays Bank PLC	Brazilian Real	606,338	Sell	01/11/13	$292,000	$295,804	$(3,804)
Barclays Bank PLC	Mexican Peso	1,298,300	Sell	03/08/13	101,000	99,849	1,151
Barclays Bank PLC	South African Rand	867,934	Sell	03/08/13	101,000	101,481	(481)
							$(3,134)

ING Strategic Income Fund Open Futures Contracts on December 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	6	03/28/13	$1,322,812	$282
U.S. Treasury Long Bond	2	03/19/13	295,000	(1,599)
			$1,617,812	$(1,317)
Short Contracts
U.S. Treasury 10-Year Note	(1)	03/19/13	(132,781)	(175)
U.S. Treasury 5-Year Note	(2)	03/28/13	(248,828)	(372)
			$(381,609)	$(547)

PORTFOLIO OF INVESTMENTS
ING Strategic Income Fund	as of December 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2012:

Derivatives Fair Value*
Foreign exchange contracts	$(3,349)
Interest rate contracts	(1,864)
Total	$(5,213)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 22, 2013